John Hancock(R) [LOGO]
---------------------
 JOHN HANCOCK FUNDS


                                                           John Hancock Funds II
             CLASS R, CLASS R1, CLASS R2, CLASS R3, CLASS R4 AND CLASS R5 SHARES

                                                  Lifestyle Aggressive Portfolio
                                                      Lifestyle Growth Portfolio
                                                    Lifestyle Balanced Portfolio
                                                    Lifestyle Moderate Portfolio
                                                Lifestyle Conservative Portfolio


Prospectus
9.1.2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------
      OVERVIEW
      --------------------------------------------------------------------------

      THE LIFESTYLE PORTFOLIOS
      --------------------------------------------------------------------------
      Lifestyle Aggressive Portfolio                                           6
      Lifestyle Growth Portfolio                                               8
      Lifestyle Balanced Portfolio                                            10
      Lifestyle Moderate Portfolio                                            12
      Lifestyle Conservative Portfolio                                        14

      YOUR ACCOUNT
      --------------------------------------------------------------------------
      Class R, R1, R2, R3, R4 and R5 shares                                   17
      Transaction policies                                                    18
      Dividends and account policies                                          19

      INFORMATION ABOUT THE UNDERLYING FUNDS
      --------------------------------------------------------------------------
      Risks of investing in underlying funds                                  21
      Description of underlying funds                                         24

      FUND DETAILS
      --------------------------------------------------------------------------
      Business structure                                                      32
      Historical performance of corresponding JHT portfolios                  33
      Financial highlights                                                    39

      FOR MORE INFORMATION                                            BACK COVER
      --------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
John Hancock Funds II Lifestyle Portfolios

This prospectus provides information about the five Lifestyle Portfolios (each referred to as a "Portfolio") which are funds of John Hancock Funds II ("JHF II"). Each of the Portfolios is a "fund of funds" which currently invests in a number of other funds of JHF II as well as in funds of John Hancock Funds III ("JHF III") and may in the future also invest in other funds for which the Portfolio's investment adviser or any of its affiliates serves as investment adviser (each referred to as a "Fund"). The Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the underlying Funds.

This prospectus relates to the Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the Portfolios.

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

Investment management

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II and each of the Portfolios as well as to JHF III. The Adviser administers the business and affairs of JHF II and retains and compensates an investment subadviser to manage the assets of the Portfolios. The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

FUND INFORMATION KEY
--------------------------------------------------------------------------------
Concise descriptions of each of the Portfolios are set forth below. Each description provides the following information:

[GRAPHIC]        Goal and strategy
                 The Portfolio's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]        Past performance
                 The Portfolio's total return, measured year-by-year and over time.

[GRAPHIC]        Main risks
                 The major risk factors associated with the Portfolio.

[GRAPHIC]        Your expenses
                 The overall costs borne by an investor in the Portfolio, including annual expenses.

The Lifestyle Portfolios
--------------------------------------------------------------------------------

There are five Portfolios: Aggressive, Growth, Balanced, Moderate and Conservative. Each Portfolio is a "fund of funds" which invests in a number of other Funds of JHF II as well as funds of JHF III, which are underlying funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Portfolios offer five distinct, comprehensive investment programs designed for differing investment orientations. Each Portfolio has a target percentage allocation between the two kinds of underlying Funds: those that invest primarily in equity securities and those that invest primarily in fixed-income securities.

                                                                   Target allocation among underlying Funds:
Lifestyle        Investment                                        -----------------------------------------
portfolio        objective                                         Equity Funds       Fixed-Income Funds
Aggressive       Long-term growth of capital.
                 Current income is not a consideration.            100%               --

Growth           Long-term growth of capital.
                 Current income is also a consideration.           80%                20%

Balanced         A balance between a high level of current
                 income and growth of capital, with a greater
                 emphasis on growth of capital.                    60%                40%

Moderate         A balance between a high level of current
                 income and growth of capital, with a greater
                 emphasis on income.                               40%                60%

Conservative     A high level of current income with
                 some consideration given to growth
                 of capital.                                       20%                80%

--------------------------------------------------------------------------------
The Portfolios offer a number of share classes which have different expense and distribution or shareholder services arrangements. Each Portfolio, however, invests only in Class NAV shares of the underlying Funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

Each Portfolio is monitored daily. To maintain target allocations in the Funds, daily cash flow for each Portfolio will be directed to its Funds that most deviate from target. Quarterly, the subadviser may also rebalance each Portfolio's Funds to maintain target allocations. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying Funds held by a Portfolio. Such adjustments may be made to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed-income securities. Adjustments may also be made to increase or reduce the percent of the Portfolio's assets subject to the management of a particular underlying Fund's subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each Portfolio will reflect both its subadviser's allocation decisions with respect to Funds and the investment decisions made by the Funds' subadvisers. Each Portfolio bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Funds in which it invests.

Underlying Funds

For a brief description of each Fund and its categorization as an equity or a fixed-income Fund, see p.24.

Because the Portfolios invest principally in shares of Funds, each is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Portfolios since the Funds in which they invest have diverse holdings.

Subadviser and consultant

MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

Deutsche Asset Management, Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

Lifestyle Aggressive Portfolio

[GRAPHIC] GOAL AND STRATEGY

The Portfolio seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the Portfolio, which is a Fund of Funds, normally invests approximately 100% of its assets in underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Funds which invest primarily in equity securities and Funds which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity Funds, the Portfolio may have an equity/fixed-income Fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust Portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various underlying Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The underlying fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds" for a brief description of the goal and strategy of each underlying Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Funds may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Funds might not achieve their investment goal.

--------------------------------------------------------------------------------

[GRAPHIC] PAST PERFORMANCE

The Portfolio's initial registration statement became effective on October 17, 2005. Performance information is not presented. The Portfolio is modeled after a portfolio of John Hancock Trust ("JHT"). Please read the information provided under the headings "Fund Details" and "Financial Highlights", including all disclosures under the heading "Historical Performance of Corresponding JHT Portfolios".

[GRAPHIC] MAIN RISKS

The Portfolio is subject to the same risks as the underlying Funds in which it invests. The Portfolio invests primarily in Funds which invest in equity securities, including foreign securities.

|_| Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the Funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

|_| Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

|_| Fund of Funds Risk. The Portfolio's ability to achieve its investment goal will depend largely on the ability of the subadviser to select the appropriate mix of the Funds. In addition, achieving the Portfolio's goal will depend on the performance of the Funds, which depends on the Funds' ability to meet their investment goals. There can be no assurance that the investment goal of any Fund will be achieved.

For a more complete description of the risks associated with investments in the Funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the Portfolio's assets, and therefore are paid by shareholders indirectly.

Annual operating expenses(1)                Class R   Class R1   Class R2   Class R3   Class R4   Class R5
Management fee                              0.05%     0.05%      0.05%      0.05%      0.05%      0.05%

Distribution and service (12b-1) fees       0.75%     0.50%      0.25%      0.50%      0.25%       None

Other expenses(2)                           0.59%     0.59%      0.59%      0.49%      0.44%      0.39%

Total Portfolio operating expenses          1.39%     1.14%      0.89%      1.04%      0.74%      0.44%

Contractual expense reimbursement
(at least until 9-1-07)(3)                  0.18%     0.18%      0.18%      0.18%      0.18%      0.18%

Net Portfolio operating expenses            1.21%     0.96%      0.71%      0.86%      0.56%      0.26%

Estimated underlying Fund expenses(4)       0.94%     0.94%      0.94%      0.94%      0.94%      0.94%

Net Portfolio operating expenses and
underlying Fund expenses                    2.15%     1.90%      1.65%      1.80%      1.50%      1.20%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses                                 Year 1                               Year 3
Class R                                  $218                                 $710
Class R1                                 $193                                 $635
Class R2                                 $168                                 $558
Class R3                                 $183                                 $604
Class R4                                 $153                                 $512
Class R5                                 $122                                 $419

--------------------------------------------------------------------------------
SUBADVISER
MFC Global (U.S.A.)

(1)  Based on estimated expenses for the current fiscal year.
(2) In the case of Class R, R1, R2, R3, R4 and R5 shares, includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.25% for Class R, R1 and R2 shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.
(3) In the case of Class R, R1, R2, R3, R4 and R5 shares, the Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until September 1, 2007 for Class R, R1, R2, R3, R4 and R5 shares and may thereafter be terminated by the Adviser at any time.
(4) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among the Funds, and the total Portfolio operating expenses of the underlying Funds will vary with changes in allocations and underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

Lifestyle Growth Portfolio

[GRAPHIC] GOAL AND STRATEGY

The Portfolio seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the Portfolio, which is a Fund of Funds, normally invests approximately 80% of its assets in underlying Funds which invest primarily in equity securities and approximately 20% in underlying Funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Funds which invest primarily in equity securities and Funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity Funds and 20% in fixed-income Funds, the Portfolio may have an equity/fixed-income Fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust Portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The underlying fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve their investment goal.

--------------------------------------------------------------------------------

[GRAPHIC] PAST PERFORMANCE

The Portfolio's initial registration statement became effective on October 17, 2005. Performance information is not presented. The Portfolio is modeled after a portfolio of JHT. Please read the information provided under the headings "Fund Details" and "Financial Highlights", including all disclosures under the heading "Historical Performance of Corresponding JHT Portfolios".

[GRAPHIC] MAIN RISKS

The Portfolio is subject to the same risks as the Funds in which it invests. The Portfolio invests in Funds which invest in equity securities and fixed-income securities, including foreign securities.

|_| Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the Funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

|_| Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the Funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

|_| High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

|_| Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

|_| Fund of Funds Risk. The Portfolio's ability to achieve its investment goal will depend largely on the ability of the subadviser to select the appropriate mix of Funds. In addition, achieving the Portfolio's goal will depend on the performance of the Funds, which depends on the Funds' ability to meet their investment goals. There can be no assurance that the investment goal of any Fund will be achieved.

For a more complete description of the risks associated with investments in the Funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the Portfolio's assets, and therefore are paid by shareholders indirectly.

Annual operating expenses(1)                Class R   Class R1   Class R2   Class R3   Class R4   Class R5
Management fee                              0.05%     0.05%      0.05%      0.05%      0.05%      0.05%

Distribution and service (12b-1) fees       0.75%     0.50%      0.25%      0.50%      0.25%      None

Other expenses(2)                           0.59%     0.59%      0.59%      0.49%      0.44%      0.39%

Total Portfolio operating expenses          1.39%     1.14%      0.89%      1.04%      0.74%      0.44%

Contractual expense reimbursement
(at least until 9-1-07)(3)                  0.18%     0.18%      0.18%      0.18%      0.18%      0.18%

Net Portfolio operating expenses            1.21%     0.96%      0.71%      0.86%      0.56%      0.26%

Estimated underlying Fund expenses(4)       0.89%     0.89%      0.89%      0.89%      0.89%      0.89%

Net Portfolio operating expenses and
underlying Fund expenses                    2.10%     1.85%      1.60%      1.75%      1.45%      1.15%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses                                 Year 1                               Year 3
Class R                                  $213                                 $695
Class R1                                 $188                                 $619
Class R2                                 $163                                 $543
Class R3                                 $178                                 $589
Class R4                                 $148                                 $497
Class R5                                 $117                                 $404

--------------------------------------------------------------------------------
SUBADVISER
MFC Global (U.S.A.)

(1)  Based on estimated expenses for the current fiscal year.
(2) In the case of Class R, R1, R2, R3, R4 and R5 shares, includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.25% for Class R, R1 and R2 shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.
(3) In the case of Class R, R1, R2, R3, R4 and R5 shares, the Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until September 1, 2007 for Class R, R1, R2, R3, R4 and R5 shares and may thereafter be terminated by the Adviser at any time.
(4) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among the Funds, and the total Portfolio operating expenses of the underlying Funds will vary with changes in allocations and underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

Lifestyle Balanced Portfolio

[GRAPHIC] GOAL AND STRATEGY

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. To pursue this goal, the Portfolio, which is a Fund of Funds, normally invests approximately 60% of its assets in underlying Funds which invest primarily in equity securities and approximately 40% in underlying Funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Funds which invest primarily in equity securities and Funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity Funds and 40% in fixed-income Funds, the Portfolio may have an equity/fixed-income Fund allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust Portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The underlying fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds" for a brief description of the goal and strategy of each underlying Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The Portfolio's initial registration statement became effective on October 17, 2005. Performance information is not presented. The Portfolio is modeled after a portfolio of JHT. Please read the information provided under the headings "Fund Details" and "Financial Highlights", including all disclosures under the heading "Historical Performance of Corresponding JHT Portfolios".

[GRAPHIC] MAIN RISKS

The Portfolio is subject to the same risks as the Funds in which it invests. The Portfolio invests in Funds which invest in equity securities and fixed-income securities, including foreign securities.

|_| Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the Funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

|_| Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the Funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

|_| High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

|_| Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

|_| Fund of Funds Risk. The Portfolio's ability to achieve its investment goal will depend largely on the ability of the subadviser to select the appropriate mix of Funds. In addition, achieving the Portfolio's goal will depend on the performance of the Funds, which depends on the Funds' ability to meet their investment goals. There can be no assurance that the investment goal of any Fund will be achieved.

For a more complete description of the risks associated with investments in the Funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the Portfolio's assets, and therefore are paid by shareholders indirectly.

Annual operating expenses(1)                Class R   Class R1   Class R2   Class R3   Class R4   Class R5
Management fee                              0.05%     0.05%      0.05%      0.05%      0.05%      0.05%

Distribution and service (12b-1) fees       0.75%     0.50%      0.25%      0.50%      0.25%      None

Other expenses(2)                           0.59%     0.59%      0.59%      0.49%      0.44%      0.39%

Total Portfolio operating expenses          1.39%     1.14%      0.89%      1.04%      0.74%      0.44%

Contractual expense reimbursement
(at least until 9-1-07)(3)                  0.18%     0.18%      0.18%      0.18%      0.18%      0.18%

Net Portfolio operating expenses            1.21%     0.96%      0.71%      0.86%      0.56%      0.26%

Estimated underlying Fund expenses(4)       0.84%     0.84%      0.84%      0.84%      0.84%      0.84%

Net Portfolio operating expenses and
underlying Fund expenses                    2.05%     1.80%      1.55%      1.70%      1.40%      1.10%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses                                 Year 1                               Year 3
Class R                                  $208                                 $680
Class R1                                 $183                                 $604
Class R2                                 $158                                 $527
Class R3                                 $173                                 $573
Class R4                                 $143                                 $481
Class R5                                 $112                                 $388

--------------------------------------------------------------------------------
SUBADVISER
MFC Global (U.S.A.)

(1)  Based on estimated expenses for the current fiscal year.
(2) In the case of Class R, R1, R2, R3, R4 and R5 shares, includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.25% for Class R, R1 and R2 shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.
(3) In the case of Class R, R1, R2, R3, R4 and R5 shares, the Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until September 1, 2007 for Class R, R1, R2, R3, R4 and R5 shares and may thereafter be terminated by the Adviser at any time.
(4) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among the Funds, and the total Portfolio operating expenses of the underlying Funds will vary with changes in allocations and underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

Lifestyle Moderate Portfolio

[GRAPHIC] GOAL AND STRATEGY

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the Portfolio, which is a Fund of Funds, normally invests approximately 40% of its assets in Funds which invest primarily in equity securities and approximately 60% in Funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Funds which invest primarily in equity securities and Funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Funds and 60% in fixed-income Funds, the Portfolio may have an equity/fixed-income Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust Portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The underlying fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds" for a brief description of the goal and strategy of each underlying Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The Portfolio's initial registration statement became effective on October 17, 2005. Performance information is not presented. The Portfolio is modeled after a portfolio of JHT. Please read the information provided under the headings "Fund Details" and "Financial Highlights", including all disclosures under the heading "Historical Performance of Corresponding JHT Portfolios".

[GRAPHIC] MAIN RISKS

The Portfolio is subject to the same risks as the Funds in which it invests. The Portfolio invests in Funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

|_| Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying Funds, the more sensitive the Portfolio is to interest rate risk.

|_| Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Funds may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

|_| High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

|_| Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the Funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

|_| Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

|_| Fund of Funds Risk. The Portfolio's ability to achieve its investment goal will depend largely on the ability of the subadviser to select the appropriate mix of Funds. In addition, achieving the Portfolio's goal will depend on the performance of the Funds, which depends on the Funds' ability to meet their investment goals. There can be no assurance that the investment goal of any Fund will be achieved.

For a more complete description of the risks associated with investments in the Funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the Portfolio's assets, and therefore are paid by shareholders indirectly.

Annual operating expenses(1)                Class R   Class R1   Class R2   Class R3   Class R4   Class R5
Management fee                              0.05%     0.05%      0.05%      0.05%      0.05%      0.05%

Distribution and service (12b-1) fees       0.75%     0.50%      0.25%      0.50%      0.25%      None

Other expenses(2)                           0.59%     0.59%      0.59%      0.49%      0.44%      0.39%

Total Portfolio operating expenses          1.39%     1.14%      0.89%      1.04%      0.74%      0.44%

Contractual expense reimbursement
(at least until 9-1-07)(3)                  0.18%     0.18%      0.18%      0.18%      0.18%      0.18%

Net Portfolio operating expenses            1.21%     0.96%      0.71%      0.86%      0.56%      0.26%

Estimated underlying Fund expenses(4)       0.80%     0.80%      0.80%      0.80%      0.80%      0.80%

Net Portfolio operating expenses and
underlying Fund expenses                    2.01%     1.76%      1.51%      1.66%      1.36%      1.06%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses                                 Year 1                               Year 3
Class R                                  $204                                 $668
Class R1                                 $179                                 $592
Class R2                                 $154                                 $515
Class R3                                 $169                                 $561
Class R4                                 $138                                 $469
Class R5                                 $108                                 $376

--------------------------------------------------------------------------------
SUBADVISER
MFC Global (U.S.A.)

(1)  Based on estimated expenses for the current fiscal year.
(2) In the case of Class R, R1, R2, R3, R4 and R5 shares, includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.25% for Class R, R1, and R2 shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.
(3) In the case of Class R, R1, R2, R3, R4 and R5 shares, the Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until September 1, 2007 for Class R, R1, R2, R3, R4 and R5 shares and may thereafter be terminated by the Adviser at any time.
(4) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among the Funds, and the total Portfolio operating expenses of the underlying Funds will vary with changes in allocations and underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

Lifestyle Conservative Portfolio

[GRAPHIC] GOAL AND STRATEGY

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the Portfolio, which is a Fund of Funds, normally invests approximately 20% of its assets in underlying Funds which invest primarily in equity securities and approximately 80% in underlying Funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Funds which invest primarily in equity securities and Funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity Funds and 80% in fixed-income Funds, the Portfolio may have an equity/fixed-income Fund allocation of 30%/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust Portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The underlying fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds" for a brief description of the goal and strategy of each underlying Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The Portfolio's initial registration statement became effective on October 17, 2005. Performance information is not presented. The Portfolio is modeled after a portfolio of JHT. Please read the information provided under the headings "Fund Details" and "Financial Highlights", including all disclosures under the heading "Historical Performance of Corresponding JHT Portfolios".

[GRAPHIC] MAIN RISKS

The Portfolio is subject to the same risks as the Funds in which it invests. The Portfolio invests in Funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

|_| Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the Funds, the more sensitive the Portfolio is to interest rate risk.

|_| Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

|_| High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

|_| Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the Funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

|_| Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

|_| Fund of Funds Risk. The Portfolio's ability to achieve its investment goal will depend largely on the ability of the subadviser to select the appropriate mix of Funds. In addition, achieving the Portfolio's goal will depend on the performance of the Funds, which depends on the Funds' ability to meet their investment goals. There can be no assurance that the investment goal of any underlying Fund will be achieved.

For a more complete description of the risks associated with investments in the Funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Operating expenses are paid from the Portfolio's assets, and therefore are paid by shareholders indirectly.

Annual operating expenses(1)                Class R   Class R1   Class R2   Class R3   Class R4   Class R5
Management fee                              0.05%     0.05%      0.05%      0.05%      0.05%      0.05%

Distribution and service (12b-1) fees       0.75%     0.50%      0.25%      0.50%      0.25%      None

Other expenses(2)                           0.59%     0.59%      0.59%      0.49%      0.44%      0.39%

Total Portfolio operating expenses          1.39%     1.14%      0.89%      1.04%      0.74%      0.44%

Contractual expense reimbursement
(at least until 9-1-07)(3)                  0.18%     0.18%      0.18%      0.18%      0.18%      0.18%

Net Portfolio operating expenses            1.21%     0.96%      0.71%      0.86%      0.56%      0.26%

Estimated underlying Fund expenses(4)       0.76%     0.76%      0.76%      0.76%      0.76%      0.76%

Net Portfolio operating expenses and
underlying Fund expenses                    1.97%     1.72%      1.47%      1.62%      1.32%      1.02%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses                                 Year 1                               Year 3
Class R                                  $200                                 $656
Class R1                                 $175                                 $580
Class R2                                 $150                                 $503
Class R3                                 $165                                 $549
Class R4                                 $134                                 $456
Class R5                                 $104                                 $363

--------------------------------------------------------------------------------
SUBADVISER
MFC Global (U.S.A.)

(1)  Based on estimated expenses for the current fiscal year.
(2) In the case of Class R, R1, R2, R3, R4 and R5 shares, includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.25% for Class R, R1 and R2 shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.
(3) In the case of Class R, R1, R2, R3, R4 and R5 shares, the Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until September 1, 2007 for Class R, R1, R2, R3, R4 and R5 shares and may thereafter be terminated by the Adviser at any time.
(4) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among the Funds, and the total Portfolio operating expenses of the underlying Funds will vary with changes in allocations and underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

--------------------------------------------------------------------------------
FUND CODES

                                     Class R        Class R1        Class R2       Class R3       Class R4       Class R5
Lifestyle Aggressive Portfolio
---------------------------------------------------------------------------------------------------------------------------
Ticker                               --             --              --             JRLAX          JSLAX          JTLAX
---------------------------------------------------------------------------------------------------------------------------
CUSIP                                47803M101      47803M200       47803M309      47803V531      47803V523      47803V515
---------------------------------------------------------------------------------------------------------------------------

Lifestyle Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Ticker                               --             --              --             JRLGX          JSLGX          JTLGX
---------------------------------------------------------------------------------------------------------------------------
CUSIP                                47803M408      47803M507       47803M606      47803V291      47803V283      47803V275
---------------------------------------------------------------------------------------------------------------------------

Lifestyle Balanced Portfolio
---------------------------------------------------------------------------------------------------------------------------
Ticker                               --             --              --             JRLGX          JSLGX          JTLGX
---------------------------------------------------------------------------------------------------------------------------
CUSIP                                47803M705      47803M804       47803M879      47803V291      47803V283      47803V275
---------------------------------------------------------------------------------------------------------------------------

Lifestyle Moderate Portfolio
---------------------------------------------------------------------------------------------------------------------------
Ticker                               --             --              --             JRLMX          JSLMX          JTLMX
---------------------------------------------------------------------------------------------------------------------------
CUSIP                                47803M861      47803M853       47803M846      47803V226      47803V218      47803V192
---------------------------------------------------------------------------------------------------------------------------

Lifestyle Conservative Portfolio
---------------------------------------------------------------------------------------------------------------------------
Ticker                               --             --              --             JRLCX          JSLCX          JTLRX
---------------------------------------------------------------------------------------------------------------------------
CUSIP                                47803M838      47803M820       47803M812      47803V374      47803V366      47803V358
---------------------------------------------------------------------------------------------------------------------------

Your account

--------------------------------------------------------------------------------
CLASS R, R1, R2, R3, R4 AND R5 SHARES

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios are sold without any front-end or deferred sales charges. Each of the R, R1, R2, R3 and R4 share classes has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares.

Class R
|_|  Distribution and service (12b-1) fees of 0.75%.

Class R1
|_|  Distribution and service (12b-1) fees of 0.50%.

Class R2
|_| Distribution and service (12b-1) fees of 0.25%.

Class R3
|_| Distribution and service (12b-1) fees of 0.50%.

Class R4
|_|  Distribution and service (12b-1) fees of 0.25%.

The Portfolio has adopted Service Plans for the Class R, R1, R2, R3, R4 and R5 shares of each of the Portfolios which authorize the Portfolio to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the Portfolio by retirement plans. The service fee is a specified percentage of the average daily net assets of a Portfolio's share class held by plan participants and is 0.25% for Class R, Class R1 and Class R2, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

Class R, R1, R2, R3, R4 and R5 shares are available only to qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the "Code") ("529 plans") distributed by John Hancock or one of its affiliates and retirement plans ("Retirement Plans") including pension, profit-sharing and other plans ("Plans") qualified under Section 401(a) or described in Sections 403(b) or 457 of the Code, and non-qualified deferred compensation plans. Retirement Plans do not include retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) and other individual retirement accounts. Retirement Plans and other plans (except 529 plans) not currently invested in Class A, Class B and Class C shares, which are described in a separate prospectus, may invest only in Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 Shares.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan which may use the Portfolio as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees Rule 12b-1 fees will be paid to the Portfolio's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the Portfolios, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Portfolio shares.

Additional payments to financial intermediaries
Shares of the Portfolios are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the Portfolio in two principal ways:

|_|  directly, by the payment of sales commissions, if any; and

|_|  indirectly, as a result of the Portfolio paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the Distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the Portfolios' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolios and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Portfolio's net assets, which, as well as benefiting the Portfolio, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Portfolios in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolios, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the Portfolios.

The Statement of Additional Information ("SAI") discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the Portfolios, as well as about fees and/or commissions it charges.

The Distributor, the Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the Portfolios, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If your intermediary provides these services, the Adviser or the Portfolios may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Portfolios.


                                                                YOUR ACCOUNT  17

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value ("NAV") per share for each Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Portfolio is calculated based upon the NAVs of the Funds in which it invests.

The prospectuses for the Funds explain the circumstances under which those Funds use fair-value pricing and the effects of doing so.

Purchase and redemption prices When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of requests Each Portfolio is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any Portfolio may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading The Portfolios of JHF II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt Portfolio investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the Portfolio's best interest in light of unusual trading activity related to your account. In the event that the Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolios' NAVs at the conclusion of the delay period. The Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The Board of Trustees of JHF II has adopted the following policies and procedures by which the Portfolio, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The Portfolio, through its agents, undertakes to use its best efforts to exercise the Portfolio's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Portfolio believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolio to detect and curtail excessive trading practices, a significant percentage of a Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Portfolio to prevent excessive trading, there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Portfolio and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolio will not always be able to detect frequent trading activity, investors should not assume that the Portfolio will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary,


18  YOUR ACCOUNT
including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolio.

Excessive trading risk To the extent that the Portfolio or its agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of the Portfolio's and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in Fund transactions. Increased Fund transactions and use of the line of credit would correspondingly increase the Portfolio's operating costs and decrease the Portfolio's investment performance. Maintenance of higher levels of cash balances would likewise result in lower Portfolio investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

|_| A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following Funds have significant investments in small- or mid-capitalization stocks: Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth, Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.

|_| A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following Funds have significant investments in foreign securities: Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.

|_| A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following Funds have significant investments in junk bonds:
     High Yield, Spectrum Income and U.S. High Yield Funds.

Any frequent trading strategies may interfere with efficient management of a Portfolio. A Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a Fund that invests in highly liquid securities. These risks would be less significant, for example, in a Fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the Portfolio shares held by other shareholders.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

|_| after every transaction (except a dividend reinvestment) that affects your account balance;

|_|  after any changes of name or address of the registered owner(s);

|_|  in all other circumstances, at least quarterly.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The Aggressive Portfolio and Growth Portfolio generally declare and pay income dividends annually. The Balanced Portfolio, Moderate Portfolio and Conservative Portfolio declare and pay income dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of a Portfolio's fiscal year.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same Portfolio and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's short-term capital gains are taxable as ordinary income. Dividends from a Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxability of transactions Any time you redeem shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


                                                                YOUR ACCOUNT  19

Disclosure of fund portfolio holdings The Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: http://www.jhfunds.com.

The holdings of the Portfolio will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Portfolio. In addition, the ten largest holdings of the Portfolio will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the Portfolio files its Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC") for the period that includes the date as of which the website information is current. The Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire portfolio holdings as of the applicable calendar quarter end.


20  YOUR ACCOUNT

Information about the underlying funds

--------------------------------------------------------------------------------
RISKS OF INVESTING IN UNDERLYING FUNDS

By owning shares of underlying Funds, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying Funds also invest in foreign securities. In addition, most of the Funds may invest in derivatives.

Equity securities Equity securities include common, preferred and convertible preferred stocks and securities, the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Fixed-income securities Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit quality risk Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund's investments. Funds that may invest in lower rated fixed-income securities are riskier than Funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment grade fixed-income securities in the lowest rating category Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed-income securities Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General risks

|_| Risk to principal and income Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

|_| Price volatility The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

|_| Liquidity The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

|_| Dependence on subadviser's own credit analysis While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed-income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.


                                      INFORMATION ABOUT THE UNDERLYING FUNDS  21

Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Small and medium size companies

Small or unseasoned companies

|_| Survival of small or unseasoned companies Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

|_| Changes in earnings and business prospects Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

|_| Liquidity The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

|_| Impact of buying or selling shares Small or unseasoned companies usually have fewer outstanding shares than larger or more established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

|_| Publicly available information There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium size companies

|_| Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Foreign securities The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

|_| Currency fluctuations Investments in foreign securities may cause an underlying Fund to lose money when converting investments from foreign currencies into U.S. dollars. A Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money.

|_| Political and economic conditions Investments in foreign securities subject an underlying Fund to the political or economic conditions of the foreign country. These conditions could cause Fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Fund from selling its investment and taking the money out of the country.

|_| Removal of proceeds of investments from a foreign country Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

|_| Nationalization of assets Investments in foreign securities subject an underlying Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

|_| Settlement of sales Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

|_| Investor protection standards Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

Hedging and other strategic transactions Individual underlying Funds may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Fund. Hedging refers to protecting against possible changes in the market value of securities a Fund already owns or plans to buy or protecting unrealized gains in the Fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:


22  INFORMATION ABOUT THE UNDERLYING FUNDS

|_| exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

|_|  financial futures contracts (including stock index futures),

|_|  interest rate transactions* and

|_|  currency transactions**.

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in the prospectus for the Funds indicates which, if any, of these types of transactions may be used by the Funds.

 *A Fund's interest rate transactions may take the form of swaps, caps, floors and collars.

**A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

|_| to attempt to protect against possible changes in the market value of securities held or to be purchased by a Fund resulting from securities markets or currency exchange rate fluctuations,

|_|  to protect a Fund's unrealized gains in the value of its securities,

|_|  to facilitate the sale of a Fund's securities for investment purposes,

|_|  to manage the effective maturity or duration of a Fund's securities,

|_| to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market or

|_| to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of a Fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a Fund's portfolio securities. While a subadviser will only use Hedging and Other Strategic Transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Fund if the counter-party to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the requirement to segregate assets with respect to these transactions, appears in the SAI.


                                      INFORMATION ABOUT THE UNDERLYING FUNDS  23

--------------------------------------------------------------------------------
DESCRIPTION OF UNDERLYING FUNDS

The Portfolios may invest in any of the underlying Funds. The following tables set forth, separately for the fixed-income underlying Funds of JHF II and the equity underlying Funds of each of JHF II and JHF III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies. Additional investment practices are described in the JHF II SAI and in the prospectuses for the Funds.

Fixed-Income Underlying Funds -- John Hancock Funds II

                                            Estimated
Fund and subadviser(s)                      expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Active Bond Fund                            0.67%           Seeks income and capital appreciation by investing at least 80% of its
Declaration Management & Research LLC                       assets in a diversified mix of debt securities and instruments.
and Sovereign Asset Management LLC

------------------------------------------------------------------------------------------------------------------------------------
Bond Index Fund                             0.94%           Seeks to track the performance of the Lehman Brothers Aggregate Index
Declaration Management & Research LLC                       (which represents the U.S. investment grade bond market). The fund normally invests at least 80% of its assets in securities listed in this
                                                            Index. The fund is an intermediate-term bond fund of high and medium credit quality.

------------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                              0.75%           Seeks total return consisting of income and capital appreciation by
Wells Capital Management, Incorporated                      normally investing in a broad range of investment grade debt securities.
                                                            The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                            0.79%           Seeks to realize maximum total return, consistent with preservation of
Pacific Investment Management Company LLC                   capital and prudent investment management by investing primarily in fixed-income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU) and the U.S. dollar.

------------------------------------------------------------------------------------------------------------------------------------
High Income Fund                            0.77%           Seeks high current income by normally investing at least 80% of its
Sovereign Asset Management LLC                              assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.

------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                             0.72%           Seeks to realize an above-average total return over a market cycle of
Western Asset Management Company                            three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

------------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund                0.69%           Seeks a high level of current income consistent with the maintenance of
Wellington Management Company, LLP                          principal and liquidity by investing in a diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The fund may also invest up to 20% of its assets in non-investment grade fixed-income securities.

------------------------------------------------------------------------------------------------------------------------------------
Real Return Bond Fund                       0.75%           Seeks maximum return, consistent with preservation of capital and
Pacific Investment Management Company LLC                   prudent investment management, by normally investing at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                        1.06%           Seeks income and capital appreciation by investing at least 80% of its
Declaration Management & Research LLC                       assets in a diversified mix of debt securities and instruments.

------------------------------------------------------------------------------------------------------------------------------------


24  INFORMATION ABOUT THE UNDERLYING FUNDS

Fixed-Income Underlying Funds -- John Hancock Funds II continued

                                            Estimated
Fund and subadviser(s)                      expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Income Fund                        0.80%           Seeks a high level of current income with moderate share price
T. Rowe Price Associates, Inc.                              fluctuation. The fund diversifies its assets widely among market segments and seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The fund normally invests in domestic and international bonds, income-oriented stocks, short-term securities, mortgage-backed securities and U.S.
                                                            Government securities. The fund may invest in high yield fixed-income securities (commonly known as "junk bonds").
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                         0.75%           Seeks a high level of total return consistent with preservation of
Western Asset Management Company                            capital by giving its subadviser broad discretion to deploy the fund's assets among certain segments of the fixed income market in the manner the subadviser believes will best contribute to achieving the fund's investment goal.

------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                       1.15%           Seeks a high level of current income by normally investing primarily in:
Sovereign Asset Management LLC                              foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

------------------------------------------------------------------------------------------------------------------------------------
Total Return Fund                           0.75%           Seeks to realize maximum total return, consistent with preservation of
Pacific Investment Management Company LLC                   capital and prudent investment management, by normally investing at least 65% of its assets in a diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund             0.69%           Seeks a high level of current income, consistent with preservation of
Western Asset Management Company                            capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S.
                                                            Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

------------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund                   0.82%           Seeks total return with a high level of current income by normally
Wells Capital Management, Incorporated                      investing primarily in below investment grade debt securities (commonly known as "junk bonds" or high yield securities). The fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Equity Underlying Funds -- John Hancock Funds II

                                            Estimated
Fund and subadviser(s)                      expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
500 Index Fund                              0.50%           Seeks to approximate the aggregate total return of a broad U.S. domestic
MFC Global Investment Management                            equity market index by attempting to track the performance of the S&P
(U.S.A.) Limited                                            500 Composite Stock Price Index*.

------------------------------------------------------------------------------------------------------------------------------------
All Cap Core Fund                           0.93%           Seeks long-term growth of capital by investing primarily in common
Deutsche Asset Management, Inc.                             stocks and other equity securities within all asset classes (small-, mid- and large-cap), primarily those within the Russell 3000 Index.*

------------------------------------------------------------------------------------------------------------------------------------
All Cap Growth Fund                         0.95%           Seeks long-term capital appreciation by normally investing its assets
AIM Capital Management, Inc.                                principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

------------------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                          0.89%           Seeks capital appreciation by investing in equity securities of U.S. and
Lord, Abbett & Co LLC                                       multinational companies in all capitalization ranges that the subadviser believes are undervalued.

------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                       0.85%           Seeks to achieve long-term growth of capital (current income is a
T. Rowe Price Associates, Inc.                              secondary objective) by normally investing at least 80% of its total assets in the common stocks of large and medium sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

------------------------------------------------------------------------------------------------------------------------------------


                                      INFORMATION ABOUT THE UNDERLYING FUNDS  25

Equity Underlying Funds -- John Hancock Funds II continued

                                            Estimated
Fund and subadviser(s)                      expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                   0.90%           Seeks long-term capital growth by investing at least 65% of its total
Jennison Associates LLC                                     assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-
                                                            average growth prospects. These companies are generally medium-to-
                                                            large-capitalization companies.

------------------------------------------------------------------------------------------------------------------------------------
Classic Value Fund                          1.23%           Seeks long-term growth of capital by normally investing at least 80% of
Pzena Investment Management, LLC                            its net assets in domestic equity securities. The subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.

------------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                            0.84%           Seeks long-term capital growth by normally investing primarily in equity
Legg Mason Capital Management, Inc.                         securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

------------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund                         1.13%           Seeks long-term growth of capital by investing in stocks and other
Deutsche Asset Management, Inc.                             equity securities of medium-sized U.S. companies with strong growth potential.

------------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                        0.87%           Seeks superior long-term rates of return through capital appreciation by
Sovereign Asset Management LLC                              normally investing primarily in high quality securities and convertible instruments of small-cap U.S. companies.

------------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund                 1.06%           Seeks long-term capital appreciation by investing, under normal market
RCM Capital Management LLC                                  conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. companies with smaller capitalizations (which RCM defines as companies with market capitalizations of not less than 50% and not more than 200% of the weighted average market capitalization of the Russell 2000 Index).*

------------------------------------------------------------------------------------------------------------------------------------
Equity-Income Fund                          0.85%           Seeks to provide substantial dividend income and also long-term capital
T. Rowe Price Associates, Inc.                              appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

------------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                     1.09%           Seeks growth of capital by normally investing at least 80% of its net
Davis Selected Advisers, L.P.                               assets (plus any borrowings for investment purposes) in companies principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                      0.82%           Seeks growth of capital by normally investing primarily in common stocks
Davis Selected Advisers, L.P.                               of U.S. companies with market capitalizations of at least $10 billion.
                                                            The fund may also invest in U.S. companies with smaller capitalizations.

------------------------------------------------------------------------------------------------------------------------------------
Global Allocation Fund                      1.14%           Seeks total return, consisting of long-term capital appreciation and
UBS Global Asset Management                                 current income, by investing in equity and fixed-income securities of
(Americas) Inc.                                             issuers located within and outside the U.S.

------------------------------------------------------------------------------------------------------------------------------------
Global Fund                                 1.04%           Seeks long-term capital appreciation by normally investing at least 80%
Templeton Global Advisors Limited                           of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund                        0.75%           Seeks to achieve a high total return by outperforming its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                      S&P 500 Index. The fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.*

------------------------------------------------------------------------------------------------------------------------------------


26  INFORMATION ABOUT THE UNDERLYING FUNDS

Equity Underlying Funds -- John Hancock Funds II continued

                                            Estimated
Fund and subadviser(s)                      expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                                 0.85%           Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Growth Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                   0.87%           Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 2500 Growth Index. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500
                                                            Index, or in companies with total market capitalizations similar to such companies ("small- and mid-cap companies"). The fund normally invests at least 80% of its assets in investments in small- and mid-cap companies.*

------------------------------------------------------------------------------------------------------------------------------------
Global Real Estate Fund                     1.21%           Seeks to achieve a combination of long-term capital appreciation and
Deutsche Asset Management, Inc.                             current income by investing at least 80% of net assets in equity securities of real estate investment trusts ("REITS") and real estate companies, including foreign REITs and real estate companies.

------------------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund                        1.20%           Seeks long-term capital appreciation by normally investing at least 80%
T. Rowe Price Associates, Inc.                              of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively, "health sciences").

------------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund             0.63%           Seeks to track the performance of broad-based equity indices of foreign
SSgA Funds Management, Inc.                                 companies in developed and emerging markets by attempting to track the performance of the MSCI All Country World ex-US Index*.

------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                   1.03%           Seeks long-term capital appreciation by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                      benchmark, the S&P/Citigroup Primary Market Index ("PMI") Europe,
                                                            Pacific, Asia Composite ("EPAC") Growth Style Index. The fund typically invests in a diversified portfolio of equity investments from developed markets throughout the world.

------------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund            1.11%           Seeks long-term growth of capital by normally investing at least 65% of
Marsico Capital Management, LLC                             its assets in common stocks of foreign companies selected for their long-term growth potential. The fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries, not including the U.S. It may invest in common stocks of companies operating in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund                1.08%           Seeks long-term capital appreciation by investing primarily in the
Templeton Investment Counsel, LLC                           common stock of smaller companies outside the U.S. and normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less
                                                            ("small company securities").

------------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund            1.12%           Seeks long-term capital appreciation by investing its assets in equity
Dimensional Fund Advisors, Inc.                             securities of non-U.S. small companies of developed and emerging markets countries.

------------------------------------------------------------------------------------------------------------------------------------
International Stock Fund                    1.02%           Seeks to achieve high total return by outperforming its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                      MSCI EAFE Index. The fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets other than the U.S.*

------------------------------------------------------------------------------------------------------------------------------------
International Value Fund                    0.93%           Seeks long-term growth of capital by normally investing primarily in
Templeton Investment Counsel, Inc.                          equity securities of companies located outside the U.S., including emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                        0.83%           Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Value Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*


                                      INFORMATION ABOUT THE UNDERLYING FUNDS  27

Equity Underlying Funds -- John Hancock Funds II continued

                                            Estimated
Fund and subadviser(s)                      expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                              0.93%           Seeks to maximize total return, consisting of capital appreciation and
UBS Global Asset Management                                 current income, by normally investing at least 80% of its net assets
(Americas) Inc.                                             (plus borrowings for investment purposes, if any) in equity securities of U.S. large-capitalization companies.

------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                       0.95%           Seeks long-term growth of capital by normally investing at least 80% of
Fidelity Management & Research                              its net assets (plus any borrowings for investment purposes) in equity
Company                                                     securities of companies with large market capitalizations.

------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                        0.94%           Seeks long-term growth of capital by normally investing, primarily in a
Fund Asset Management, L.P.                                 diversified portfolio of equity securities of large-cap companies
(doing business as "Mercury Advisors")                      located in the U.S.

------------------------------------------------------------------------------------------------------------------------------------
Managed Fund                                1.16%           Seeks income and long-term capital appreciation by investing primarily
Grantham, Mayo, Van Otterloo & Co. LLC                      in a diversified mix of: (a) common stocks of large and mid sized U.S.
and Declaration Management & Research LLC                   companies; and (b) bonds with an overall intermediate term average maturity. The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund's portfolio.

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core Fund                           0.93%           Seeks long-term growth of capital by normally investing at least 80% of
AIM Capital Management, Inc.                                its assets in equity securities, including convertible securities, of mid-capitalization companies.

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                          0.54%           Seeks to approximate the aggregate total return of a mid-cap U.S.
MFC Global Investment Management                            domestic equity market index by attempting to track the performance of
(U.S.A.) Limited                                            the S&P Mid Cap 400 Index*.

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                          0.90%           Seeks long-term growth of capital by normally investing at least 80% of
Wellington Management Company, LLP                          its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The fund tends to invest in companies having market capitalizations similar to those of companies included in the
                                                            Russell Mid Cap Index.*

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                   1.02%           Seeks to provide long-term growth of capital by investing at least 80%
RiverSource Investment, LLC                                 of its net assets in equity securities of medium-sized companies.

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                          0.90%           Seeks capital appreciation by normally investing at least 80% of its net
Lord, Abbett & Co LLC                                       assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Mid Cap
                                                            Index.*

------------------------------------------------------------------------------------------------------------------------------------
Natural Resources Fund                      1.06%           Seeks long-term total return by normally investing primarily in equity
Wellington Management Company, LLP                          and equity-related securities of natural resource-related companies worldwide.

------------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Fund                            1.13%           Seeks long-term growth of capital by investing in a diversified
MFC Global Investment Management                            portfolio comprised primarily of common stocks and equity-related
(U.S.A.) Limited                                            securities of corporations domiciled in countries in the Pacific Rim region.

------------------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund                   0.78%           Seeks long-term growth of capital by normally investing primarily in
MFC Global Investment Management                            equity securities of U.S. companies. The fund will generally focus on
(U.S.A.) Limited                                            equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

------------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund                   0.82%           Seeks long-term growth of capital by normally investing at least 80% of
MFC Global Investment Management                            its total assets (plus any borrowings for investment purposes) in U.S.
(U.S.A.) Limited                                            mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

------------------------------------------------------------------------------------------------------------------------------------


28  INFORMATION ABOUT THE UNDERLYING FUNDS

Equity Underlying Funds -- John Hancock Funds II continued

                                            Estimated
Fund and subadviser(s)                      expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Value Fund                     0.76%           Seeks long-term capital appreciation by investing primarily in large-cap
MFC Global Investment Management                            U.S. securities with the potential for long-term growth of capital.
(U.S.A.) Limited

------------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund                     1.06%           Seeks to provide long-term growth through a combination of capital
T. Rowe Price Associates, Inc.                              appreciation and current income by investing at least 80% of its net assets in the equity securities of real estate companies.

------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                 0.74%           Seeks to achieve a combination of long-term capital appreciation and
Deutsche Asset Management, Inc.                             current income by normally investing at least 80% of its net assets
                                                            (plus any borrowings for investment purposes) in equity securities of
                                                            REIT and real estate companies.

------------------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund                   1.12%           Seeks long-term growth of capital by normally investing at least 80% of
T. Rowe Price Associates, Inc.                              its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the fund's objective.

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                              0.92%           Seeks maximum capital appreciation consistent with reasonable risk to
Independence Investment LLC                                 principal by normally investing at least 80% of its net assets in equity securities of companies whose market capitalizations are under $2 billion.

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                       1.54%           Seeks long-term capital appreciation by normally investing primarily in
Wellington Management Company, LLP                          small-cap companies believed to offer above average potential for growth in revenues and earnings.

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                        0.54%           Seeks to approximate the aggregate total return of a small-cap U.S.
MFC Global Investment Management                            domestic equity market index by attempting to track the performance of
(U.S.A.) Limited                                            the Russell 2000 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund                1.06%           Seeks long-term capital appreciation by normally investing at least 80%
Munder Capital Management                                   of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000
                                                            Index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                        1.54%           Seeks long-term capital appreciation by normally investing at least 80%
Wellington Management Company, LLP                          of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

------------------------------------------------------------------------------------------------------------------------------------
Small Company Fund                          1.13%           Seeks long-term capital growth by normally investing primarily in equity
American Century Investment                                 securities of smaller-capitalization U.S. companies. The subadviser uses
Management, Inc.                                            quantitative, computer-driven models to construct the Fund's portfolio of stocks.

------------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                   1.15%           Seeks long-term growth of capital by normally investing at least 80% of
AIM Capital Management, Inc.                                its assets in securities of small-capitalization companies. The subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

------------------------------------------------------------------------------------------------------------------------------------
Small Company Value Fund                    1.08%           Seeks long-term growth of capital by investing primarily in small
T. Rowe Price Associates, Inc.                              companies whose common stocks are believed to be undervalued. The fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the
                                                            Russell 2000 Index at the time of purchase.*

------------------------------------------------------------------------------------------------------------------------------------
Special Value Fund                          1.08%           Seeks long-term capital growth by normally investing at least 80% of its
Salomon Brothers Asset Management Inc.                      net assets in common stocks and other equity securities of companies whose market capitalizations at the time of investment are no greater than the market capitalization of companies in the Russell 2000 Value
                                                            Index.*

------------------------------------------------------------------------------------------------------------------------------------


                                      INFORMATION ABOUT THE UNDERLYING FUNDS  29

Equity Underlying Funds -- John Hancock Funds II continued

                                            Estimated
Fund and subadviser(s)                      expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Strategic Value Fund                        0.94%           Seeks capital appreciation by normally investing at least 65% of its net
Massachusetts Financial Services Company                    assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.

------------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund               0.54%           Seeks to approximate the aggregate total return of a broad U.S. domestic
MFC Global Investment Management                            equity market index by attempting to track the performance of the
(U.S.A.) Limited                                            Wilshire 5000 Equity Index.*

------------------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund             0.78%           Seeks long-term growth of capital by normally investing primarily in
Sustainable Growth Advisers, L.P.                           common stocks of "U.S. Global Leaders" as determined by the subadviser.

------------------------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                      0.81%           Seeks long-term capital appreciation. The fund normally invests in
Grantham, Mayo, Van Otterloo & Co. LLC                      securities in the Wilshire 5000 Equity Index, an independently maintained index which measures the performance of all equity securities
                                                            (with readily available price data) of issuers with headquarters in the
                                                            U.S. The fund normally invests at least 80% of its assets in investments tied economically to the U.S.*

------------------------------------------------------------------------------------------------------------------------------------
Utilities Fund                              1.14%           Seeks capital growth and current income (income above that available
Massachusetts Financial Services Company                    from a portfolio invested entirely in equity securities) by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

------------------------------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund                  0.90%           Seeks long-term capital appreciation by investing primarily (at least
UST Adviser, Inc.                                           65% of its assets) in common stocks of U.S. and foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight true company values. In choosing investments for the fund, the subadviser looks for companies as to which restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the fund, and the fund invests in a diversified group of companies across a number of different industries.

------------------------------------------------------------------------------------------------------------------------------------
Value Fund                                  0.86%           Seeks to realize an above-average total return over a market cycle of
Van Kampen Investments                                      three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap Value
                                                            Index.*

------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                    0.88%           Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 2500 Value Index. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500
                                                            Index, or in companies with total market capitalizations similar to such companies ("small-cap companies"). The fund normally invests at least
                                                            80% of its assets in securities of small-cap companies.*

------------------------------------------------------------------------------------------------------------------------------------
Vista Fund                                  0.97%           Seeks long-term capital growth by normally investing in common stocks of
American Century Investment                                 U.S. and foreign companies that are medium-sized and smaller at the time of purchase. The fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, non-
                                                            leveraged futures contracts and options, notes, bonds and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy.

------------------------------------------------------------------------------------------------------------------------------------


30  INFORMATION ABOUT THE UNDERLYING FUNDS

Equity Underlying Funds -- John Hancock Funds III

                                            Estimated
Fund and subadviser(s)                      expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Active Value Fund                           0.90%           Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Value Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------
Global Fund                                 1.17%           Seeks to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                      benchmark, the S&P/Citigroup PMI World Growth Index. The fund typically invests in a diversified portfolio of equity investments from the world's developed markets.

------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                                 0.90%           Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Growth Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                   0.88%           Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 2500 Growth Index. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500
                                                            Index, or in companies with total market capitalizations similar to such companies ("small-cap companies"). The fund normally invests at least
                                                            80% of its assets in investments in small-cap companies.*

------------------------------------------------------------------------------------------------------------------------------------
International Core Fund                     1.05%           Seeks to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                      benchmark, the MSCI EAFE Index. The fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.

------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                   1.08%           Seeks to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                      benchmark, the S&P/Citigroup PMI Europe, EPAC Growth Style Index.* The
                                                            fund typically invests in a diversified mix of equity investments from developed markets outside the U.S.*

------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                        0.84%           Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Value Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund                              0.83%           Seeks to achieve a high total return by outperforming its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                      S&P 500 Index. The fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.*

------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Equity Fund                    0.85%           Seeks to achieve a high total return by outperforming its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                      S&P 500 Index. The fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The fund typically holds between 40 and 80 stocks.*

------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                    0.89%           Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 2500 Value Index. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500
                                                            Index, or in companies with total market capitalizations similar to such companies ("small-cap companies"). The fund normally invests at least
                                                            80% of its assets in securities of small-cap companies.*

------------------------------------------------------------------------------------------------------------------------------------

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc.; Russell 1000(R), Russell 1000 Value(R), Russell 1000 Growth(R), "Russell 2000(R)," "Russell 2000(R) Growth", Russell 2500(R), Russell 2500 Value(R), Russell 2500 Growth(R), "Russell 3000(R)", Russell Mid Cap (R) and Russell Mid Cap Value(R) are trademarks of Frank Russell Company; "Wilshire 5000(R)" is a trademark of Wilshire Associates; "MSCI All Country World ex-US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.


                                      INFORMATION ABOUT THE UNDERLYING FUNDS  31

Fund details
--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by JHF II. The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the respective investment goal of each of the Portfolios without shareholder approval.

Management fees JHF II pays the Adviser a fee for each Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Portfolios (together with the assets of all the JHT Lifestyle Trusts) determined in accordance with the following schedule and that rate is applied to the assets of each Portfolio.

--------------------------------------------------------------------------------
Management fee schedule
--------------------------------------------------------------------------------

                                               First      Excess over
                                        $7.5 billion     $7.5 billion
Aggregate Assets of Lifestyle
Portfolios and JHT Lifestyle Trusts           0.050%           0.040%


                                                                    ------------
                                                                  | Shareholders |-------------------------
        -------                                                     ------------                           |
        |                                                                 |                                |
        |                                                                 |                                |
        |                                                                 |                                |
        |                                            ---------------------------------------------         |
        |                                           |           Financial services firms           |       |
        |                                           |           and their representatives          |       |
        |                                ---------- |                                              |-------|
        |       Distribution and         |          |  Advise current and prospective shareholders |       |
        |     shareholder services       |          |     on their Portfolio investments, often    |       |
        |                                |          | in the context of an overall financial plan. |       |
        |                                |            --------------------------------------------         |
        |                                |                                                                 |
        |                ----------------------------------------------     ----------------------------------------------------
        |               |             Principal distributor            |   |                    Transfer agent                  |
        |               |                                              |   |                                                    |
        |               |            John Hancock Funds, LLC           |   |         John Hancock Signature Services, Inc.      |
        |               |                                              |   |                                                    |
        |               | Markets the Portfolios and distributes shares|   |    Handles shareholder services, including record- |
        |               | through selling brokers, financial planners  |   |   keeping and statements, distribution of dividends|
        |               |     and other financial representatives.     |   |       and processing of buy and sell requests.     |
        |                ----------------------------------------------     ----------------------------------------------------
        |                                         |                                                     |
        ------                                    ------------------------------------------------------
                                                  |                        |                            |
 ---------------------------------   ------------------------------------  |  -------------------------------------------|
|            Subadviser           | |          Investment adviser        | | |                Custodian                  |
|                                 | |        John Hancock Investment     | | |                                           |
| MFC Global Investment Management| |       Management Services, LLC     | | |        State Street Bank & Trust          |
|         (U.S.A.) Limited        | |                                    | | |      Company 2 Avenue de Lafayette        |
|       200 Bloor Street East     | |         601 Congress Street        | | |            Boston, MA 02111               |  Asset
| Toronto, Ontario, Canada M4W 1ES| |        Boston, MA 02210-2805       | | |                                           |management
|                                 | |                                    | | | Holds the Portfolios' assets, settles all |
|   Provides portfolio management | |       Manages the Portfolios'      | | | Portfolio trades and collects most of the |
|        to the Portfolios.       | | business and investment activities.| | |   valuation data required for calculating |
 ---------------------------------   ------------------------------------  | |         each Portfolio's NAV.             |
                 |                                    |                    |  -------------------------------------------
                 |                                    |                    |                      |
                 |                                    |                    |                      |
                 |                                     -------------------------------------------
                 |                                                         |
  -------------------------------------                                    |
 |         Subadviser consultant       |                                   |
 |                                     |                                   |
 |   Deutsche Asset Management, Inc.   |                   -----------------------------------
 |                                     |                 |               Trustees              |
 |           345 Park Avenue           |                 |                                     |
 |       New York, New York 10154      |                 | Oversee the Portfolios' activities. |
 |                                     |                   -----------------------------------
 | Provides asset allocation consulting|
 |      services to the subadviser.    |
  -------------------------------------


32 FUND DETAILS

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

Subadviser MFC Global (U.S.A.) is the subadviser to each of the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Portfolios. Similarly, DeAM is compensated by the subadviser, and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board approval, is permitted to appoint a new subadviser for a Fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Portfolio and Fund (other than by reason of serving as a sub-adviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Portfolio manager Steve Orlich is the portfolio manager for each Lifestyle Portfolio and has managed the portfolios since their commencement of operation. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. JHF II SAI includes additional information about Mr. Orlich's compensation, the accounts he manages other than the Portfolios and his ownership of shares of the Portfolios and Funds, if any.

Advisory and subadvisory contracts A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of JHF II is available in JHF II's semi-annual report to shareholders for the period ended February 28, 2006.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE OF CORRESPONDING JHT PORTFOLIOS

The Portfolios of JHF II commenced operations in October 2005, and performance information for these Portfolios is not presented in the prospectus. Each of the Portfolios is modeled after a portfolio of JHT, another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each Portfolio has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each Portfolio commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the Portfolio, which in turn invested all the proceeds in underlying Funds of the Portfolio, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each Portfolio to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

Because of the similarities between each Portfolio and its corresponding JHT portfolio as described above, this information may help provide an indication of the Portfolio's risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of the Portfolio, and you should not assume that the Portfolio will have the same future performance as the JHT portfolio. The future performance of a Portfolio may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Series I shares of each JHT portfolio which corresponds to a Portfolio. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio's total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class R, R1, R2, R3 and R4 shares, that are higher than the expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect these higher expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

                                                                 FUND DETAILS 33

JHT Portfolio: Lifestyle Aggressive Trust
(formerly Lifestyle Aggressive 1000 Trust)

Corresponding to: Lifestyle Aggressive Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 18.07%
Worst quarter: Q3 '02, -18.84%

Index (reflects no fees or taxes)

S&P 500 Index--an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

MORNINGSTAR RATING(TM)
(S)(S)(S)(S)

Overall rating for JHT Series I among 375 large blend funds as of June 30, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 375, and 4 stars out of 268, large blend funds for the 3- and 5-year periods ended June 30, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2006: $576,184,237

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------
 1997    1998    1999      2000     2001      2002     2003     2004      2005
10.89%   4.79%   14.55%   -5.12%   -13.83%   -20.71%   34.91%   16.06%    10.62%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-06
--------------------------------------------------------------------------------
                                                                           Since
                                  1 year      3 year       5 year      inception
--------------------------------------------------------------------------------
Series I                          15.24%      17.45%        6.16%        4.83%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index        8.63%      11.22%        2.49%        7.34%
--------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Growth Trust
(formerly Lifestyle Growth 820 Trust)

Corresponding to: Lifestyle Growth Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 14.90%
Worst quarter: Q3 '02, -14.50%

Indexes (reflect no fees or taxes)

S&P 500 Index --an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
(S)(S)(S)(S)(S)

Overall rating for JHT Series I among 375 large blend funds as of June 30, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 375, and 5 stars out of 268, large blend funds for the 3- and 5-year periods ended June 30, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2006: $8,070,721,829

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------
 1997    1998     1999     2000     2001      2002     2003     2004    2005
13.84%   6.14%   16.50%   -3.18%   -9.16%   -15.84%   29.55%   14.59%   8.60%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-06
--------------------------------------------------------------------------------
                                                                         Since
                                      1 year     3 year     5 year   inception
--------------------------------------------------------------------------------
Series I                                 11.61%     14.42%      6.23%     6.00%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index               8.63%     11.22%      2.49%     7.34%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index     -0.81%      2.05%      4.97%     6.08%
--------------------------------------------------------------------------------
Combined Index                            6.73%      9.40%      3.18%     7.45%
--------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Balanced Trust
(formerly Lifestyle Balanced 640 Trust)

Corresponding to: Lifestyle Balanced Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 11.64%
Worst quarter: Q3 '98, -10.36%

Indexes (reflect no fees or taxes)

S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
(S)(S)(S)(S)(S)

Overall rating for JHT Series I among 176 moderate allocation funds as of June 30, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 185, and 5 stars out of 136, moderate allocation funds for the 3- and 5-year periods ended June 30, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2006: $6,874,571,624

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------
 1997    1998     1999    2000     2001     2002     2003     2004    2005
14.09%   5.67%   12.36%   2.33%   -4.85%   -9.95%   23.97%   13.49%   6.82%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-06
--------------------------------------------------------------------------------
                                                                          Since
                                      1 year     3 year     5 year    inception
--------------------------------------------------------------------------------
Series I                                8.90%      11.95%      6.49%     6.63%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             8.63%      11.22%      2.49%     7.34%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index   -0.81%       2.05%      4.97%     6.08%
--------------------------------------------------------------------------------
Combined Index                          4.83%       7.57%      3.78%     7.27%
--------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Moderate Trust
(formerly Lifestyle Moderate 460 Trust)

Corresponding to: Lifestyle Moderate Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 8.71%
Worst quarter: Q3 '02, -5.57%

Indexes (reflect no fees or taxes)

S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
(S)(S)(S)(S)

Overall rating for JHT Series I among 185 moderate allocation funds as of June 30, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 185, and 4 stars out of 136, moderate allocation funds for the 3- and 5-year periods ended June 30, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2006: $1,633,719,652

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------
 1997    1998    1999    2000     2001     2002     2003     2004    2005
13.70%   9.75%   7.84%   3.92%   -1.09%   -4.07%   17.83%   11.04%   4.15%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-06
--------------------------------------------------------------------------------
                                                                          Since
                                      1 year     3 year     5 year    inception
--------------------------------------------------------------------------------
Series I                                5.49%      8.57%      5.85%       6.66%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             8.63%     11.22%      2.49%       7.34%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index   -0.81%      2.05%      4.97%       6.08%
--------------------------------------------------------------------------------
Combined Index                          2.94%      5.73%      4.27%       6.97%
--------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Conservative Trust
(formerly Lifestyle Conservative 280 Trust)

Corresponding to: Lifestyle Conservative Portfolio
JHT Series I, total returns:

Best  quarter:  Q4 '02,  6.12%
Worst  quarter: Q2 '04, -2.08%

Indexes (reflect no fees or taxes)

S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
(S)(S)(S)(S)

Overall rating for JHT Series I among 38 conservative allocation funds as of June 30, 2006.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 34, and 4 stars out of 19, conservative allocation funds for the 3- and 5-year periods ended June 30, 2006, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2006: $659,716,579

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------
 1997     1998    1999    2000    2001    2002     2003    2004    2005
12.15%   10.20%   4.18%   7.54%   3.28%   1.80%   11.47%   8.59%   2.88%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-06
--------------------------------------------------------------------------------
                                                                           Since
                                      1 year      3 year     5 year    inception
--------------------------------------------------------------------------------
Series I                               2.78%       5.85%      5.55%       6.63%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index            8.63%      11.22%      2.49%       7.34%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index  -0.81%       2.05%      4.97%       6.08%
--------------------------------------------------------------------------------
Combined Index                         1.07%       3.89%      4.67%       6.55%
--------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of the Portfolio's share classes R3, R4 and R5, including total return information showing how much an investment in the Portfolio has increased or decreased each year.

Lifestyle Aggressive Portfolio

CLASS R3 SHARES P E R I O D  E N D E D                                2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.63
--------------------------------------------------------------------------------
Net investment income(2)                                                 0.03
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.39
--------------------------------------------------------------------------------
Total from investment operations                                         1.42
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.06)
--------------------------------------------------------------------------------
                                                                        (0.06)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $13.99
--------------------------------------------------------------------------------
Total return(4,5)(%)                                                    11.25(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(3)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)(%)                        0.72(9)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7,8)(%)                   16.57(9)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(10)(%)              0.70(9)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      2(6)
--------------------------------------------------------------------------------

CLASS R4 SHARES P E R I O D  E N D E D                                2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.63
--------------------------------------------------------------------------------
Net investment income(2)                                                 0.04
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.39
--------------------------------------------------------------------------------
Total from investment operations                                         1.43
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.06)
--------------------------------------------------------------------------------
                                                                        (0.06)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $14.00
--------------------------------------------------------------------------------
Total return(4,5)(%)                                                    11.38(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(3)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)(%)                        0.47(9)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7,8)(%)                   15.78(9)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(10)(%)              0.89(9)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      2(6)
--------------------------------------------------------------------------------


                                                                 FUND DETAILS 39

--------------------------------------------------------------------------------
CLASS R5 SHARES P E R I O D  E N D E D                                2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.63
--------------------------------------------------------------------------------
Net investment income(2)                                                 0.06
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.38
--------------------------------------------------------------------------------
Total from investment operations                                         1.44
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.07)
--------------------------------------------------------------------------------
                                                                        (0.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $14.00
--------------------------------------------------------------------------------
Total return(4,5)(%)                                                    11.44(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(3)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)(%)                        0.23(9)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7,8)(%)                   16.26(9)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(10)(%)              1.21(9)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      2(6)
--------------------------------------------------------------------------------

(1) Class R3, Class R4 and Class R5 shares began operations on 10-18-05. Unaudited.
(2)  Based on the average of the shares outstanding.
(3)  Less than $500,000.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the period shown.
(6)  Not annualized.
(7) Does not take into consideration expense reductions during the period shown.
(8) Does not include expenses of the investment companies in which the Fund invests.
(9)  Annualized.
(10) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

40 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of the Portfolio's share classes R3, R4 and R5, including total return information showing how much an investment in the Portfolio has increased or decreased each year.

Lifestyle Growth Portfolio

--------------------------------------------------------------------------------
CLASS R3 SHARES P E R I O D  E N D E D                                2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.35
--------------------------------------------------------------------------------
Net investment income(2)                                                 0.04
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.16
--------------------------------------------------------------------------------
Total from investment operations                                         1.20
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.07)
--------------------------------------------------------------------------------
                                                                        (0.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $14.48
--------------------------------------------------------------------------------
Total return(4,5)(%)                                                     9.00(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(3)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)%                          0.72(9)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7,8)(%)                   15.62(9)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(10)(%)              0.75(9)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      3(6)
--------------------------------------------------------------------------------

CLASS R4 SHARES P E R I O D  E N D E D                                2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.35
--------------------------------------------------------------------------------
Net investment income(2)                                                 0.06
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.16
--------------------------------------------------------------------------------
Total from investment operations                                         1.22
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.08)
--------------------------------------------------------------------------------
                                                                        (0.08)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $14.49
--------------------------------------------------------------------------------
Total return(4,5)(%)                                                     9.13(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(3)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)(%)                        0.47(9)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7,8)(%)                   16.72(9)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(10)(%)              1.12(9)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      3(6)
--------------------------------------------------------------------------------

                                                                  FUND DETAIL 41

CLASS R5 SHARES P E R I O D  E N D E D                                2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.35
--------------------------------------------------------------------------------
Net investment income(2)                                                 0.01
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.21
--------------------------------------------------------------------------------
Total from investment operations                                         1.22
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.08)
--------------------------------------------------------------------------------
                                                                        (0.08)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $14.49
--------------------------------------------------------------------------------
Total return(4,5)(%)                                                     9.19(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $ 1
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)(%)                        0.22(9)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7,8)(%)                    4.94(9)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(10)(%)              0.15(9)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      3(6)
--------------------------------------------------------------------------------

(1) Class R3, Class R4 and Class R5 shares began operations on 10-18-05. Unaudited.
(2)  Based on the average of the shares outstanding.
(3)  Less than $500,000.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the period shown.
(6)  Not annualized.
(7) Does not take into consideration expense reductions during the period shown.
(8) Does not include expenses of the investment companies in which the Fund invests.
(9)  Annualized.
(10) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

42 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of the Portfolio's share classes R3, R4 and R5, including total return information showing how much an investment in the Portfolio has increased or decreased each year.

Lifestyle Balanced Portfolio

CLASS R3 SHARES P E R I O D  E N D E D                              2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $13.35
--------------------------------------------------------------------------------
Net investment income(2)                                               0.05
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                        0.92
--------------------------------------------------------------------------------
Total from investment operations                                       0.97
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                            (0.08)
--------------------------------------------------------------------------------
From net realized gain                                                   --(4)
--------------------------------------------------------------------------------
                                                                      (0.08)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $14.24
--------------------------------------------------------------------------------
Total return(5,6)(%)                                                   7.28(7)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  --(3)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)(%)                       0.72(10)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(8,9)(%)                  15.96(10)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(11)(%)             0.92(10)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    3(7)
--------------------------------------------------------------------------------

CLASS R4 SHARES P E R I O D  E N D E D                               2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $13.35
--------------------------------------------------------------------------------
Net investment income(2)                                               0.05
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                        0.93
--------------------------------------------------------------------------------
Total from investment operations                                       0.98
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                            (0.08)
--------------------------------------------------------------------------------
From net realized gain                                                   --(4)
--------------------------------------------------------------------------------
                                                                      (0.08)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $14.25
--------------------------------------------------------------------------------
Total return(5,6)(%)                                                   7.41(7)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  --(3)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(9)(%)                      0.46(10)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(8,9)(%)                 13.33(10)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(11)(%)            0.89(10)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    3(7)
--------------------------------------------------------------------------------

                                                                 FUND DETAILS 43

CLASS R5 SHARES P E R I O D  E N D E D                                2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $13.35
--------------------------------------------------------------------------------
Net investment income(2)                                                0.01
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         0.98
--------------------------------------------------------------------------------
Total from investment operations                                        0.99
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                             (0.09)
--------------------------------------------------------------------------------
From net realized gain                                                    --(3)
--------------------------------------------------------------------------------
                                                                       (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $14.25
--------------------------------------------------------------------------------
Total return(4,5)(%)                                                     7.46(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $ 1
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)(%)                       0.22(9)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7,8)(%)                   4.75(9)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(10)(%)             0.26(9)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                     3(6)
--------------------------------------------------------------------------------

(1) Class R3, Class R4 and Class R5 shares began operations on 10-18-05. Unaudited.
(2)  Based on the average of the shares outstanding.
(3)  Less than $500,000.
(4)  Less than $0.01 per share.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6) Total returns would have been lower had certain expenses not been reduced during the period shown.
(7)  Not annualized.
(8) Does not take into consideration expense reductions during the period shown.
(9) Does not include expenses of the investment companies in which the Fund invests.
(10) Annualized.
(11) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

44 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of the Portfolio's share classes R3, R4 and R5, including total return information showing how much an investment in the Portfolio has increased or decreased each year.

Lifestyle Moderate Portfolio

CLASS R3 SHARES P E R I O D  E N D E D                                2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.94
--------------------------------------------------------------------------------
Net investment income(2)                                                 0.06
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.62
--------------------------------------------------------------------------------
Total from investment operations                                         0.68
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.08)
--------------------------------------------------------------------------------
                                                                        (0.08)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $13.54
--------------------------------------------------------------------------------
Total return(4,5)(%)                                                     5.31(6)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(3)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)(%)                        0.73(9)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7,8)(%)                   17.99(9)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(10)(%)              1.33(9)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      3(6)
--------------------------------------------------------------------------------

CLASS R4 SHARES P E R I O D  E N D E D                                2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.94
--------------------------------------------------------------------------------
Net investment income(2)                                                 0.08
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.62
--------------------------------------------------------------------------------
Total from investment operations                                         0.70
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.09)
--------------------------------------------------------------------------------
                                                                        (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $13.55
--------------------------------------------------------------------------------
Total return4,5 (%)                                                      5.44(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(3)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)(%)                        0.48(9)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7,8)(%)                   17.71(9)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(10)(%)              1.58(9)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      3(6)
--------------------------------------------------------------------------------

                                                                 FUND DETAILS 45

CLASS R5 SHARES P E R I O D  E N D E D                                2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.94
--------------------------------------------------------------------------------
Net investment income(2)                                                 0.03
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.69
--------------------------------------------------------------------------------
Total from investment operations                                         0.72
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.10)
--------------------------------------------------------------------------------
                                                                        (0.10)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $13.56
--------------------------------------------------------------------------------
Total return(4,5)(%)                                                     5.57(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $ 1
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)(%)                        0.22(9)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7,8)(%)                    7.38(9)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(10)(%)              0.71(9)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      3(6)
--------------------------------------------------------------------------------

(1) Class R3, Class R4 and Class R5 shares began operations on 10-18-05. Unaudited.
(2)  Based on the average of the shares outstanding.
(3)  Less than $500,000.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the period shown.
(6)  Not annualized.
(7) Does not take into consideration expense reductions during the period shown.
(8) Does not include expenses of the investment companies in which the Fund invests.
(9)  Annualized.
(10) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

46 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of the Portfolio's share classes R3, R4 and R5, including total return information showing how much an investment in the Portfolio has increased or decreased each year.

Lifestyle Conservative Portfolio

CLASS R3 SHARES P E R I O D  E N D E D                                2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.16
--------------------------------------------------------------------------------
Net investment income(2)                                                 0.06
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.38
--------------------------------------------------------------------------------
Total from investment operations                                         0.44
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.07)
--------------------------------------------------------------------------------
                                                                        (0.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $13.53
--------------------------------------------------------------------------------
Total return(4,5)(%)                                                     3.38(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(3)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)(%)                        0.73(9)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7,8)(%)                   18.18(9)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(10)(%)              1.24(9)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      3(6)
--------------------------------------------------------------------------------

CLASS R4 SHARES P E R I O D  E N D E D                                2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.16
--------------------------------------------------------------------------------
Net investment income(2)                                                 0.07
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.39
--------------------------------------------------------------------------------
Total from investment operations                                         0.46
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.08)
--------------------------------------------------------------------------------
                                                                        (0.08)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $13.54
--------------------------------------------------------------------------------
Total return(4,5)(%)                                                     3.51(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(3)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)(%)                        0.48(9)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7,8)(%)                   17.90(9)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(10)(%)              1.48(9)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      3(6)
--------------------------------------------------------------------------------

                                                                 FUND DETAILS 47

CLASS R5 SHARES P E R I O D  E N D E D                                2-28-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.16
--------------------------------------------------------------------------------
Net investment income(2)                                                 0.05
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.42
--------------------------------------------------------------------------------
Total from investment operations                                         0.47
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                              (0.09)
--------------------------------------------------------------------------------
                                                                        (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $13.54
--------------------------------------------------------------------------------
Total return(4,5)(%)                                                     3.56(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(3)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(8)(%)                        0.23(9)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7,8)(%)                   11.59(9)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets(10)(%)              1.10(9)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      3(6)
--------------------------------------------------------------------------------

(1) Class R3, Class R4 and Class R5 shares began operations on 10-18-05. Unaudited.
(2)  Based on the average of the shares outstanding.
(3)  Less than $500,000.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the period shown.
(6)  Not annualized.
(7) Does not take into consideration expense reductions during the period shown.
(8) Does not include expenses of the investment companies in which the Fund invests.
(9)  Annualized.
(10) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

48 FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on JHF II:

Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information

The SAI of JHF II contains more detailed information on all aspects of the Portfolios, including a summary of the policy of JHF II regarding disclosure of the Portfolios' holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the SAI and Shareholder Reports of John Hancock Funds II, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

By mail: Public Reference
Section Securities and Exchange
Commission Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request:
publicinfo@sec.gov (duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779




(C)2006 JOHN HANCOCK FUNDS, LLC        LSRPN   9/06


 John Hancock(R) [LOGO]

 John Hancock Funds, LLC
 MEMBER NASD
 601 Congress Street
 Boston, MA 02210-2805
 www.jhfunds.com

 John Hancock [LOGO]
---------------------
 John Hancock Funds

                                                           John Hancock Funds II
--------------------------------------------------------------------------------


                                                                  CLASS 5 SHARES

                                                      Lifestyle Growth Portfolio

                                                    Lifestyle Balanced Portfolio

                                                    Lifestyle Moderate Portfolio

Prospectus
9.1.2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------
      OVERVIEW
      --------------------------------------------------------------------------

      THE LIFESTYLE PORTFOLIOS
      --------------------------------------------------------------------------
      Lifestyle Growth Portfolio                                               6
      Lifestyle Balanced Portfolio                                             8
      Lifestyle Moderate Portfolio                                            10

      YOUR ACCOUNT
      --------------------------------------------------------------------------
      Class 5 shares                                                          12
      Transaction policies                                                    12
      Dividends and account policies                                          13

      INFORMATION ABOUT THE UNDERLYING FUNDS
      --------------------------------------------------------------------------
      Risks of investing in underlying funds                                  15
      Description of underlying funds                                         18

      FUND DETAILS
      --------------------------------------------------------------------------
      Business structure                                                      26

      FOR MORE INFORMATION                                            BACK COVER
      --------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock Funds II Lifestyle Portfolios
--------------------------------------------------------------------------------
This prospectus provides information about the three Lifestyle Portfolios (each referred to as a "Portfolio") which are funds of John Hancock Funds II ("JHF II"). Each of the Portfolios is a "fund of funds" which currently invests in a number of other funds of JHF II as well as in funds of John Hancock Funds III ("JHF III") and may in the future also invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser (each referred to as a "Fund"). The Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the underlying Funds.

Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

Investment management
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II and each of the Portfolios as well as to JHF III. The Adviser administers the business and affairs of JHF II and retains and compensates an investment subadviser to manage the assets of the Portfolios. The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

FUND INFORMATION KEY
--------------------------------------------------------------------------------
Concise descriptions of each of the Portfolios are set forth below. Each description provides the following information:

[GRAPHIC]        Goal and strategy
                 The Portfolio's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]        Past performance
                 The Portfolio's total return, measured year-by-year and over time.

[GRAPHIC]        Main risks
                 The major risk factors associated with the Portfolio.

[GRAPHIC]        Your expenses
                 The overall costs borne by an investor in the Portfolio, including annual expenses.

The Lifestyle Portfolios
--------------------------------------------------------------------------------

There are three Portfolios: Growth, Balanced and Moderate. Each Portfolio is a "fund of funds" which invests in a number of other Funds of JHF II as well as funds of JHF III, which are underlying funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Portfolios offer three distinct, comprehensive investment programs designed for differing investment orientations. Each Portfolio has a target percentage allocation between the two kinds of underlying Funds: those that invest primarily in equity securities and those that invest primarily in fixed-income securities.

                                                                        Target allocation among underlying Funds:
Lifestyle       Investment                                              -----------------------------------------
portfolio       objective                                               Equity Funds          Fixed-Income Funds
----------------------------------------------------------------------------------------------------------------
Growth          Long-term growth of capital.
                Current income is also a consideration.                 80%                   20%
----------------------------------------------------------------------------------------------------------------
Balanced        A balance between a high level of current
                income and growth of capital, with a greater
                emphasis on growth of capital.                          60%                   40%
----------------------------------------------------------------------------------------------------------------
Moderate        A balance between a high level of current
                income and growth of capital, with a greater
                emphasis on income.                                     40%                   60%
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each Portfolio invests in Class NAV shares of the underlying Funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

Each Portfolio is monitored daily. To maintain target allocations in the underlying Funds, daily cash flow for each Portfolio will be directed to its underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance each Portfolio's Funds to maintain target allocations. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying Funds held by a Portfolio. Such adjustments may be made to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed-income securities. Adjustments may also be made to increase or reduce the percent of the Portfolio's assets subject to the management of a particular underlying Fund's subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each Portfolio will reflect both its subadviser's allocation decisions with respect to Funds and the investment decisions made by the Funds' subadvisers. Each Portfolio bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Funds in which it invests.

Underlying Funds

For a brief description of each Fund and its categorization as an equity or a fixed-income Fund, see p. 18.

Because the Portfolios invest principally in shares of Funds, each is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Portfolios since the Funds in which they invest have diverse holdings.

Subadviser and consultant

MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

Deutsche Asset Management, Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

Lifestyle Growth Portfolio
--------------------------------------------------------------------------------

[GRAPHIC]  GOAL AND STRATEGY

The Portfolio seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 80% of its assets in underlying Funds which invest primarily in equity securities and approximately 20% in underlying Funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Funds which invest primarily in equity securities and Funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity Funds and 20% in fixed-income Funds, the Portfolio may have an equity/fixed-income Fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust Portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The underlying fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC]  PAST PERFORMANCE

The Portfolio's initial registration statement became effective on October 17, 2005. Performance information is not presented.

[GRAPHIC]  MAIN RISKS

The Portfolio is subject to the same risks as the Funds in which it invests. The Portfolio invests in Funds which invest in equity securities and fixed-income securities, including foreign securities.

o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the Funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

o Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the Funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

o High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

o Fund of Funds Risk. The Portfolio's ability to achieve its investment goal will depend largely on the ability of the subadviser to select the appropriate mix of Funds. In addition, achieving the Portfolio's goal will depend on the performance of the Funds, which depends on the Funds' ability to meet their investment goals. There can be no assurance that the investment goal of any Fund will be achieved.

For a more complete description of the risks associated with investments in the underlying Funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."

--------------------------------------------------------------------------------

[GRAPHIC]  YOUR EXPENSES

Operating expenses are paid from the Portfolio's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                             Class 5
--------------------------------------------------------------------------------
Management fee                                                             0.05%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                       None
--------------------------------------------------------------------------------
Other expenses                                                             0.02%
--------------------------------------------------------------------------------
Total Portfolio operating expenses                                         0.07%
--------------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 6-30-07)(2)                                                   --
--------------------------------------------------------------------------------
Net Portfolio operating expenses                                           0.07%
--------------------------------------------------------------------------------
Estimated underlying Fund expenses(3)                                      0.89%
--------------------------------------------------------------------------------
Net Portfolio operating expenses and
underlying Fund expenses                                                   0.96%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                Year 1          Year 3
--------------------------------------------------------------------------------
Class 5                                                   $ 98            $338
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUBADVISER

MFC Global (U.S.A.)

(1)  Based on estimated expenses for the current fiscal year.

(2) The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for Class 5 shares to the extent that Total Portfolio operating expenses attributable to Class 5 exceed 0.07% of the average annual net assets attributable to the Class 5. This agreement remains in effect until June 30, 2007 and may thereafter be terminated by the Adviser at any time.

(3) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among the Funds, and the total Portfolio operating expenses of the underlying Funds will vary with changes in allocations and underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

Lifestyle Balanced Portfolio

[GRAPHIC]  GOAL AND STRATEGY

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 60% of its assets in underlying Funds which invest primarily in equity securities and approximately 40% in underlying Funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Funds which invest primarily in equity securities and Funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity Funds and 40% in fixed-income Funds, the Portfolio may have an equity/fixed-income Fund allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust Portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The underlying fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds" for a brief description of the goal and strategy of each underlying Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC]  PAST PERFORMANCE

The Portfolio's initial registration statement became effective on October 17, 2005. Performance information is not presented.

[GRAPHIC]  MAIN RISKS

The Portfolio is subject to the same risks as the Funds in which it invests. The Portfolio invests in Funds which invest in equity securities and fixed-income securities, including foreign securities.

o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the Funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

o Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the Funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

o High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

o Fund of Funds Risk. The Portfolio's ability to achieve its investment goal will depend largely on the ability of the subadviser to select the appropriate mix of Funds. In addition, achieving the Portfolio's goal will depend on the performance of the Funds, which depends on the Funds' ability to meet their investment goals. There can be no assurance that the investment goal of any Fund will be achieved.

For a more complete description of the risks associated with investments in the underlying Funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."

--------------------------------------------------------------------------------
[GRAPHIC]  YOUR EXPENSES

Operating expenses are paid from the Portfolio's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                            Class 5
--------------------------------------------------------------------------------
Management fee                                                             0.05%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                       None
--------------------------------------------------------------------------------
Other expenses                                                             0.02%
--------------------------------------------------------------------------------
Total Portfolio operating expenses                                         0.07%
--------------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 6-30-07)(2)                                                   --
--------------------------------------------------------------------------------
Net Portfolio operating expenses                                           0.07%
--------------------------------------------------------------------------------
Estimated underlying Fund expenses(3)                                      0.84%
--------------------------------------------------------------------------------
Net Portfolio operating expenses and
underlying Fund expenses                                                   0.91%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                Year 1          Year 3
--------------------------------------------------------------------------------
Class 5                                                   $ 93            $322
--------------------------------------------------------------------------------

SUBADVISER

MFC Global (U.S.A.)

(1)  Based on estimated expenses for the current fiscal year.

(2) The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for Class 5 shares to the extent that Total Portfolio operating expenses attributable to Class 5 exceed 0.07% of the average annual net assets attributable to Class 5. This agreement remains in effect until June 30, 2007 and may thereafter be terminated by the Adviser at any time.

(3) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among the Funds, and the total Portfolio operating expenses of the underlying Funds will vary with changes in allocations and underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

Lifestyle Moderate Portfolio

[GRAPHIC]  GOAL AND STRATEGY

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 40% of its assets in Funds which invest primarily in equity securities and approximately 60% in Funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Funds which invest primarily in equity securities and Funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Funds and 60% in fixed-income Funds, the Portfolio may have an equity/fixed-income Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust Portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The underlying fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds" for a brief description of the goal and strategy of each underlying Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC]  PAST PERFORMANCE

The Portfolio's initial registration statement became effective on October 17, 2005. Performance information is not presented.

[GRAPHIC]  MAIN RISKS

The Portfolio is subject to the same risks as the Funds in which it invests. The Portfolio invests in Funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

o Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying Funds, the more sensitive the Portfolio is to interest rate risk.

o Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Funds may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

o High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the Funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

o Fund of Funds Risk. The Portfolio's ability to achieve its investment goal will depend largely on the ability of the subadviser to select the appropriate mix of Funds. In addition, achieving the Portfolio's goal will depend on the performance of the Funds, which depends on the Funds' ability to meet their investment goals. There can be no assurance that the investment goal of any Fund will be achieved. For a more complete description of the risks associated with investments in the underlying Funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."

--------------------------------------------------------------------------------
[GRAPHIC]  YOUR EXPENSES

Operating expenses are paid from the Portfolio's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                            Class 5
--------------------------------------------------------------------------------
Management fee                                                             0.05%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                       None
--------------------------------------------------------------------------------
Other expenses                                                             0.02%
--------------------------------------------------------------------------------
Total Portfolio operating expenses                                         0.07%
--------------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 6-30-07)(2)                                                   --
--------------------------------------------------------------------------------
Net Portfolio operating expenses                                           0.07%
--------------------------------------------------------------------------------
Estimated underlying Fund expenses(3)                                      0.80%
--------------------------------------------------------------------------------
Net Portfolio operating expenses and
underlying Fund expenses                                                   0.87%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                    Year 1        Year 3
--------------------------------------------------------------------------------
Class 5                                                       $ 89         $279
--------------------------------------------------------------------------------

SUBADVISER

MFC Global (U.S.A.)

(1)  Based on estimated expenses for the current fiscal year.

(2) The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for Class 5 shares to the extent that Total Portfolio operating expenses attributable to Class 5 exceed 0.07% of the average annual net assets attributable to Class 5. This agreement remains in effect until June 30, 2007 and may thereafter be terminated by the Adviser at any time.

(3) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among the Funds, and the total Portfolio operating expenses of the underlying Funds will vary with changes in allocations and underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

Your account
--------------------------------------------------------------------------------
CLASS 5 SHARES

The Class 5 Shares are sold without imposition of any initial sales charge, contingent sales charge, service fee or distribution fee. The Class 5 Shares currently are available only to the John Hancock Freedom 529 Plan, a qualified tuition program under Section 529 of the Internal Revenue Code of 1986, as amended, distributed by John Hancock Distributors, LLC through other broker-dealers that have a selling agreement with John Hancock Distributors, LLC.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan which may use the Portfolio as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value ("NAV") per share for each Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Portfolio is calculated based upon the NAVs of the Funds in which it invests.

The prospectuses for the Funds explain the circumstances under which those Funds use fair-value pricing and the effects of doing so.

Purchase and redemption prices When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of requests Each Portfolio is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any Portfolio may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading The Portfolios of JHF II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt Portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of a Portfolio's Funds or otherwise not be in the Portfolio's best interest in light of unusual trading activity related to your account.

In the event that the Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolios' net asset values at the conclusion of the delay period. The Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The Board of Trustees of JHF II has adopted the following policies and procedures by which the Portfolio, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The Portfolio, through its agents, undertakes to use its best efforts to exercise the Portfolio's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that Portfolio account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Portfolio believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolio to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.


12 YOUR ACCOUNT

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Portfolio to prevent excessive trading, there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Portfolio and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolio will not always be able to detect frequent trading activity, investors should not assume that the Portfolio will be able to detect or prevent all frequent trading or other practices that disadvantage a Fund. For example, the ability of the Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolio.

Excessive trading risk To the extent that the Portfolio or its agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of the Fund, and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in Fund transactions. Increased Fund transactions and use of the line of credit would correspondingly increase the Fund's operating costs and decrease the Portfolio's investment performance. Maintenance of higher levels of cash balances would likewise result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following Funds have significant investments in small- or mid-capitalization stocks: Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth, Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following Funds have significant investments in foreign securities: Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.

o A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following Funds have significant investments in junk bonds:
     High Yield, Spectrum Income and U.S. High Yield Funds.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the Portfolio shares held by other shareholders.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Dividends The Growth Portfolio generally declares and pay income dividends annually. The Balanced Portfolio and Moderate Portfolio declare and pay income dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of the fiscal year.

Dividend reinvestments Dividends from a Portfolio will be automatically reinvested on the dividend record date.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's short-term capital gains are taxable as ordinary income. Dividends from a Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxability of transactions Any time you redeem shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Disclosure of fund portfolio holdings The Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the Statement of Additional Information ("SAI") and the portfolio holdings information can be found at: http://www.jhfunds.com.

                                                                 YOUR ACCOUNT 13

The holdings of the Portfolio will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Portfolio. In addition, the ten largest holdings of the Portfolio will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the Portfolio files its Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC") for the period that includes the date as of which the website information is current. The Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire portfolio holdings as of the applicable calendar quarter end.


14 YOUR ACCOUNT

Information about the underlying funds
--------------------------------------------------------------------------------
RISKS OF INVESTING IN UNDERLYING FUNDS

By owning shares of underlying Funds, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying Funds also invest in foreign securities. In addition, most of the Funds may invest in derivatives.

Equity securities Equity securities include common, preferred and convertible preferred stocks and securities, the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Fixed-income securities Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit quality risk Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund's investments. Funds that may invest in lower rated fixed-income securities are riskier than Funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment grade fixed-income securities in the lowest rating category Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed-income securities Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General risks

o Risk to principal and income Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

o Price volatility The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

o Liquidity The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

o Dependence on subadviser's own credit analysis While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed-income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 15

Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Small and medium size companies

Small or unseasoned companies

o Survival of small or unseasoned companies Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

o Changes in earnings and business prospects Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

o Liquidity The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

o Impact of buying or selling shares Small or unseasoned companies usually have fewer outstanding shares than larger or more established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

o Publicly available information There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium size companies

o Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Foreign securities The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

o Currency fluctuations Investments in foreign securities may cause an underlying Fund to lose money when converting investments from foreign currencies into U.S. dollars. A Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money.

o Political and economic conditions Investments in foreign securities subject an underlying Fund to the political or economic conditions of the foreign country. These conditions could cause Fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Fund from selling its investment and taking the money out of the country.

o Removal of proceeds of investments from a foreign country Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

o Nationalization of assets Investments in foreign securities subject an underlying Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

o Settlement of sales Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

o Investor protection standards Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

Hedging and other strategic transactions Individual underlying Funds may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Fund. Hedging refers to protecting against possible changes in the market value of securities a Fund already owns or plans to buy or protecting unrealized gains in the Fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

16 INFORMATION ABOUT THE UNDERLYING FUNDS

o exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

o    financial futures contracts (including stock index futures),

o    interest rate transactions* and

o    currency transactions**.

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in the prospectus for the Funds indicates which, if any, of these types of transactions may be used by the Funds.

* A Fund's interest rate transactions may take the form of swaps, caps, floors and collars.

** A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

o to attempt to protect against possible changes in the market value of securities held or to be purchased by a Fund resulting from securities markets or currency exchange rate fluctuations,

o    to protect a Fund's unrealized gains in the value of its securities,

o    to facilitate the sale of a Fund's securities for investment purposes,

o    to manage the effective maturity or duration of a Fund's securities,

o to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market or

o to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of a Fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a Fund's portfolio securities. While a subadviser will only use Hedging and Other Strategic Transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the requirement to segregate assets with respect to these transactions, appears in the SAI.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 17

--------------------------------------------------------------------------------
DESCRIPTION OF UNDERLYING FUNDS

The Portfolios may invest in any of the underlying Funds. The following tables set forth, separately for the fixed-income underlying Funds of JHF II and the equity underlying Funds of each of JHF II and JHF III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies. Additional investment practices are described in the JHF II SAI and in the prospectuses for the Funds.

Fixed-Income Underlying Funds -- John Hancock Funds II

                                       Estimated
Fund and subadviser(s)                 expense ratio   Goal and principal strategy
----------------------------------------------------------------------------------------------------------------------------------
Active Bond Fund                       0.67%           Seeks income and capital appreciation by investing at least 80% of its
Declaration Management & Research LLC                  assets in a diversified mix of debt securities and instruments.
and Sovereign Asset Management LLC
----------------------------------------------------------------------------------------------------------------------------------
Bond Index Fund                        0.94%           Seeks to track the performance of the Lehman Brothers Aggregate Index (which
Declaration Management & Research LLC                  represents the U.S. investment grade bond market). The fund normally invests at least 80% of its assets in securities listed in this Index.
                                                       The fund is an intermediate-term bond fund of high and medium credit quality.
----------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                         0.75%           Seeks total return consisting of income and capital appreciation by normally
Wells Capital Management,                              investing in a broad range of investment grade debt securities. The
Incorporated                                           subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities.
                                                       Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 51/2 years.
----------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                       0.79%           Seeks to realize maximum total return, consistent with preservation of
Pacific Investment Management                          capital and prudent investment management by investing primarily in
Company LLC                                            fixed-income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU) and the U.S. dollar.
----------------------------------------------------------------------------------------------------------------------------------
High Income Fund                       0.77%           Seeks high current income by normally investing at least 80% of its assets in
Sovereign Asset Management LLC                         U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.
----------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                        0.72%           Seeks to realize an above-average total return over a market cycle of three
Western Asset Management Company                       to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.
----------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund           0.69%           Seeks a high level of current income consistent with the maintenance of
Wellington Management Company,                         principal and liquidity by investing in a diversified portfolio of investment
LLP                                                    grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The fund may also invest up to 20% of its assets in non-investment grade fixed-income securities.
----------------------------------------------------------------------------------------------------------------------------------
Real Return Bond Fund                  0.75%           Seeks maximum return, consistent with preservation of capital and prudent
Pacific Investment Management                          investment management, by normally investing at least 80% of its net assets
Company LLC                                            in inflation-indexed bonds of varying maturities issued by the U.S. and
                                                       non-U.S. governments and by corporations.
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                   1.06%           Seeks income and capital appreciation by investing at least 80% of its assets
Declaration Management & Research LLC                  in a diversified mix of debt securities and instruments.

----------------------------------------------------------------------------------------------------------------------------------

18 INFORMATION ABOUT THE UNDERLYING FUNDS

Fixed-Income Underlying Funds -- John Hancock Funds II continued

                                       Estimated
Fund and subadviser(s)                 expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Income Fund                   0.80%           Seeks a high level of current income with moderate share price fluctuation.
T. Rowe Price Associates, Inc.                         The fund diversifies its assets widely among market segments and seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The fund normally invests in domestic and international bonds, income-oriented stocks, short-term securities, mortgage-backed securities and U.S. Government securities. The fund may invest in high yield fixed-income securities (commonly known as "junk bonds").
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                    0.75%           Seeks a high level of total return consistent with preservation of capital by
Western Asset Management Company                       giving its subadviser broad discretion to deploy the fund's assets among certain segments of the fixed income market in the manner the subadviser believes will best contribute to achieving the fund's investment goal.
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                  1.15%           Seeks a high level of current income by normally investing primarily in:
Sovereign Asset Management LLC                         foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.
------------------------------------------------------------------------------------------------------------------------------------
Total Return Fund                      0.75%           Seeks to realize maximum total return, consistent with preservation of
Pacific Investment Management                          capital and prudent investment management, by normally investing at least 65%
Company LLC                                            of its assets in a diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund        0.69%           Seeks a high level of current income, consistent with preservation of capital
Western Asset Management                               and maintenance of liquidity, by investing in debt obligations and
Company                                                mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.
------------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund              0.82%           Seeks total return with a high level of current income by normally investing
Wells Capital Management, Incorporated                 primarily in below investment grade debt securities (commonly known as "junk bonds" or high yield securities). The fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.


Equity Underlying Funds -- John Hancock Funds II

                                       Estimated
Fund and subadviser(s)                 expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
500 Index Fund                         0.50%           Seeks to approximate the aggregate total return of a broad U.S. domestic
MFC Global Investment Management                       equity market index by attempting to track the performance of the S&P 500
(U.S.A.) Limited                                       Composite Stock Price Index*.
------------------------------------------------------------------------------------------------------------------------------------
All Cap Core Fund                      0.93%           Seeks long-term growth of capital by investing primarily in common stocks and
Deutsche Asset Management, Inc.                        other equity securities within all asset classes (small-, mid- and large-cap), primarily those within the Russell 3000 Index.*
------------------------------------------------------------------------------------------------------------------------------------
All Cap Growth Fund                    0.95%           Seeks long-term capital appreciation by normally investing its assets
AIM Capital Management, Inc.                           principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.
------------------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                     0.89%           Seeks capital appreciation by investing in equity securities of U.S. and
Lord, Abbett & Co LLC                                  multinational companies in all capitalization ranges that the subadviser believes are undervalued.
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                  0.85%           Seeks to achieve long-term growth of capital (current income is a secondary
T. Rowe Price Associates, Inc.                         objective) by normally investing at least 80% of its total assets in the common stocks of large and medium sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.
------------------------------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 19

Equity Underlying Funds -- John Hancock Funds II continued

                                       Estimated
Fund and subadviser(s)                 expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund              0.90%           Seeks long-term capital growth by investing at least 65% of its total assets
Jennison Associates LLC                                in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large-capitalization companies.
------------------------------------------------------------------------------------------------------------------------------------
Classic Value Fund                     1.23%           Seeks long-term growth of capital by normally investing at least 80% of its
Pzena Investment Management, LLC                       net assets in domestic equity securities. The subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.
------------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                       0.84%           Seeks long-term capital growth by normally investing primarily in equity
Legg Mason Capital Management, Inc.                    securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund                    1.13%           Seeks long-term growth of capital by investing in stocks and other equity
Deutsche Asset Management, Inc.                        securities of medium-sized U.S. companies with strong growth potential.
------------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                   0.87%           Seeks superior long-term rates of return through capital appreciation by
Sovereign Asset Management LLC                         normally investing primarily in high quality securities and convertible instruments of small-cap U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund            1.06%           Seeks long-term capital appreciation by investing, under normal market
RCM Capital Management LLC                             conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. companies with smaller capitalizations
                                                       (which RCM defines as companies with market capitalizations of not less than
                                                       50% and not more than 200% of the weighted average market capitalization of the Russell 2000 Index).*
------------------------------------------------------------------------------------------------------------------------------------
Equity-Income Fund                     0.85%           Seeks to provide substantial dividend income and also long-term capital
T. Rowe Price Associates, Inc.                         appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                1.09%           Seeks growth of capital by normally investing at least 80% of its net assets
Davis Selected Advisers, L.P.                         (plus any borrowings for investment purposes) in companies principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                 0.82%           Seeks growth of capital by normally investing primarily in common stocks of
Davis Selected Advisers, L.P.                          U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in U.S. companies with smaller capitalizations.
------------------------------------------------------------------------------------------------------------------------------------
Global Allocation Fund                 1.14%           Seeks total return, consisting of long-term capital appreciation and current
UBS Global Asset Management                            income, by investing in equity and fixed-income securities of issuers located
(Americas) Inc.                                        within and outside the U.S.
------------------------------------------------------------------------------------------------------------------------------------
Global Fund                            1.04%           Seeks long-term capital appreciation by normally investing at least 80% of
Templeton Global Advisors Limited                      its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund                   0.75%           Seeks to achieve a high total return by outperforming its benchmark, the S&P
Grantham, Mayo, Van Otterloo & Co. LLC                 500 Index. The fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.*
--------

20 INFORMATION ABOUT THE UNDERLYING FUNDS

Equity Underlying Funds -- John Hancock Funds II continued


                                       Estimated
Fund and subadviser(s)                 expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                            0.85%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                 Russell 1000 Growth Index. The fund typically makes equity investments in
                                                       U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund              0.87%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                 Russell 2500 Growth Index. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to such companies
                                                       ("small- and mid-cap companies"). The fund normally invests at least 80% of its assets in investments in small- and mid-cap companies.*
------------------------------------------------------------------------------------------------------------------------------------
Global Real Estate Fund                1.21%           Seeks to achieve a combination of long-term capital appreciation and current
Deutsche Asset Management, Inc.                        income by investing at least 80% of net assets in equity securities of real estate investment trusts ("REITS") and real estate companies, including foreign REITs and real estate companies.
------------------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund                   1.20%           Seeks long-term capital appreciation by normally investing at least 80% of
T. Rowe Price Associates, Inc.                         its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively, "health sciences").
------------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund        0.63%           Seeks to track the performance of broad-based equity indices of foreign
SSgA Funds Management, Inc.                            companies in developed and emerging markets by attempting to track the performance of the MSCI All Country World ex-US Index*.
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund              1.03%           Seeks long-term capital appreciation by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                 the S&P/ Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia
                                                       Composite ("EPAC") Growth Style Index. The fund typically invests in a diversified portfolio of equity investments from developed markets throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund       1.11%           Seeks long-term growth of capital by normally investing at least 65% of its
Marsico Capital Management, LLC                        assets in common stocks of foreign companies selected for their long-term growth potential. The fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries, not including the U.S. It may invest in common stocks of companies operating in emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund           1.08%           Seeks long-term capital appreciation by investing primarily in the common
Templeton Investment Counsel, LLC                      stock of smaller companies outside the U.S. and normally invests at least 80%
                                                       of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less ("small company securities").
------------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund       1.12%           Seeks long-term capital appreciation by investing its assets in equity
Dimensional Fund Advisors, Inc.                        securities of non-U.S. small companies of developed and emerging markets countries.
------------------------------------------------------------------------------------------------------------------------------------
International Stock Fund               1.02%           Seeks to achieve high total return by outperforming its benchmark, the MSCI
Grantham, Mayo, Van Otterloo & Co. LLC                 EAFE Index. The fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets other than the U.S.*
------------------------------------------------------------------------------------------------------------------------------------
International Value Fund               0.93%           Seeks long-term growth of capital by normally investing primarily in equity
Templeton Investment Counsel, Inc.                     securities of companies located outside the U.S., including emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                   0.83%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                 Russell 1000 Value Index. The fund typically makes equity investments in U.S.
                                                       companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*
------------------------------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 21

Equity Underlying Funds -- John Hancock Funds II continued


                                       Estimated
Fund and subadviser(s)                 expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                         0.93%           Seeks to maximize total return, consisting of capital appreciation and
UBS Global Asset Management                            current income, by normally investing at least 80% of its net assets (plus
(Americas) Inc.                                        borrowings for investment  purposes, if any) in equity
                                                       securities of U.S. large-capitalization companies.
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                  0.95%           Seeks long-term growth of capital by normally investing at least 80% of its
Fidelity Management & Research Company                 net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                   0.94%           Seeks long-term growth of capital by normally investing, primarily in a
Fund Asset Management, L.P.                            diversified portfolio of equity securities of large-cap companies located in
(doing business as "Mercury Advisors")                 the U.S.

------------------------------------------------------------------------------------------------------------------------------------
Managed Fund                           1.16%           Seeks income and long-term capital appreciation by investing primarily in a
Grantham, Mayo, Van Otterloo & Co. LLC                 diversified mix of: (a) common stocks of large and mid sized U.S. companies;
and Declaration Management & Research                  and (b) bonds with an overall intermediate term average maturity. The fund
LLC                                                    employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the
                                                       Fund's portfolio.
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core Fund                      0.93%           Seeks long-term growth of capital by normally investing at least 80% of its
AIM Capital Management, Inc.                           assets in equity securities, including convertible securities, of mid-capitalization companies.
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                     0.54%           Seeks to approximate the aggregate total return of a mid-cap U.S. domestic
MFC Global Investment Management                       equity market index by attempting to track the performance of the S&P Mid Cap
(U.S.A.) Limited                                       400 Index*.
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                     0.90%           Seeks long-term growth of capital by normally investing at least 80% of its
Wellington Management Company, LLP                     net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.
                                                       The fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Mid Cap Index.*
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund              1.02%           Seeks to provide long-term growth of capital by investing at least 80% of its
RiverSource Investment, LLC                            net assets in equity securities of medium-sized companies.
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                     0.90%           Seeks capital appreciation by normally investing at least 80% of its net
Lord, Abbett & Co LLC                                  assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Mid Cap Index.*
------------------------------------------------------------------------------------------------------------------------------------
Natural Resources Fund                 1.06%           Seeks long-term total return by normally investing primarily in equity and
Wellington Management Company, LLP                     equity-related securities of natural resource-related companies worldwide.
------------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Fund                       1.13%           Seeks long-term growth of capital by investing in a diversified portfolio
MFC Global Investment Management                       comprised primarily of common stocks and equity-related securities of
(U.S.A.) Limited                                       corporations domiciled in countries in the Pacific Rim region.
------------------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund              0.78%           Seeks long-term growth of capital by normally investing primarily in equity
MFC Global Investment Management                       securities of U.S. companies. The fund will generally focus on equity
(U.S.A.) Limited                                       securities of U.S. companies across the three market capitalization ranges of large, mid and small.
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund              0.82%           Seeks long-term growth of capital by normally investing at least 80% of its
MFC Global Investment Management                       total assets (plus any borrowings for investment purposes) in U.S. mid-cap
(U.S.A.) Limited                                       stocks, convertible preferred stocks, convertible bonds and  warrants.
------------------------------------------------------------------------------------------------------------------------------------

22 INFORMATION ABOUT THE UNDERLYING FUNDS

Equity Underlying Funds -- John Hancock Funds II continued

                                       Estimated
Fund and subadviser(s)                 expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Value Fund                0.76%           Seeks long-term capital appreciation by investing primarily in large-cap U.S.
MFC Global Investment Management                       securities with the potential for long-term growth of capital.
(U.S.A.) Limited
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund                1.06%           Seeks to provide long-term growth through a combination of capital
T. Rowe Price Associates, Inc.                         appreciation and current income by investing at least 80% of its net assets in the equity securities of real estate companies.
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund            0.74%           Seeks to achieve a combination of long-term capital appreciation and current
Deutsche Asset Management, Inc.                        income by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of REIT and real estate companies.
------------------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund              1.12%           Seeks long-term growth of capital by normally investing at least 80% of its
T. Rowe Price Associates, Inc.                         net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the fund's objective.
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                         0.92%           Seeks maximum capital appreciation consistent with reasonable risk to
Independence Investment LLC                            principal by normally investing at least 80% of its net assets in equity securities of companies whose market capitalizations are under $2 billion.
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                  1.54%           Seeks long-term capital appreciation by normally investing primarily in
Wellington Management Company, LLP                     small-cap companies believed to offer above average potential for growth in revenues and earnings.
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                   0.54%           Seeks to approximate the aggregate total return of a small-cap U.S. domestic
MFC Global Investment Management                       equity market index by attempting to track the performance of the Russell
(U.S.A.) Limited                                       2000 Index.*
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund           1.06%           Seeks long-term capital appreciation by normally investing at least 80% of
Munder Capital Management                              its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.*
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                   1.54%           Seeks long-term capital appreciation by normally investing at least 80% of
Wellington Management Company, LLP                     its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Small Company Fund                     1.13%           Seeks long-term capital growth by normally investing primarily in equity
American Century Investment                            securities of smaller-capitalization U.S. companies. The subadviser uses
Management, Inc.                                       quantitative, computer-driven models to construct the Fund's portfolio of stocks.
------------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund              1.15%           Seeks long-term growth of capital by normally investing at least 80% of its
AIM Capital Management, Inc.                           assets in securities of small-capitalization companies. The subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Small Company Value Fund               1.08%           Seeks long-term growth of capital by investing primarily in small companies
T. Rowe Price Associates, Inc.                         whose common stocks are believed to be undervalued. The fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.*
------------------------------------------------------------------------------------------------------------------------------------
Special Value Fund                     1.08%           Seeks long-term capital growth by normally investing at least 80% of its net
Salomon Brothers Asset Management Inc.                 assets in common stocks and other equity securities of companies whose market capitalizations at the time of investment are no greater than the market capitalization of companies in the Russell 2000 Value Index.*
------------------------------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 23

Equity Underlying Funds -- John Hancock Funds II continued

                                       Estimated
Fund and subadviser(s)                 expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Strategic Value Fund                   0.94%           Seeks capital appreciation by normally investing at least 65% of its net
Massachusetts Financial Services Company               assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.
------------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund          0.54%           Seeks to approximate the aggregate total return of a broad U.S. domestic
MFC Global Investment Management                       equity market index by attempting to track the performance of the Wilshire
(U.S.A.) Limited                                       5000 Equity Index.*
------------------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund        0.78%           Seeks long-term growth of capital by normally investing primarily in common
Sustainable Growth Advisers, L.P.                      stocks of "U.S. Global Leaders" as determined by the subadviser.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                 0.81%           Seeks long-term capital appreciation. The fund normally invests in securities
Grantham, Mayo, Van Otterloo & Co. LLC                 in the Wilshire 5000 Equity Index, an independently maintained index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The fund normally invests at least 80% of its assets in investments tied economically to the
                                                       U.S.*
------------------------------------------------------------------------------------------------------------------------------------
Utilities Fund                         1.14%           Seeks capital growth and current income (income above that available from a
Massachusetts Financial Services Company               portfolio invested entirely in equity securities) by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.
------------------------------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund             0.90%           Seeks long-term capital appreciation by investing primarily (at least 65% of
UST Adviser, Inc.                                      its assets) in common stocks of U.S. and foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight true company values. In choosing investments for the fund, the subadviser looks for companies as to which restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the fund, and the fund invests in a diversified group of companies across a number of different industries.
------------------------------------------------------------------------------------------------------------------------------------
Value Fund                             0.86%           Seeks to realize an above-average total return over a market cycle of three
Van Kampen Investments                                 to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap Value Index.*
------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund               0.88%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                 Russell 2500 Value Index. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to such companies
                                                       ("small-cap companies"). The fund normally invests at least 80% of its assets in securities of small-cap companies.*
------------------------------------------------------------------------------------------------------------------------------------
Vista Fund                             0.97%           Seeks long-term capital growth by normally investing in common stocks of U.S.
American Century Investment                            and foreign companies that are medium-sized and smaller at the time of purchase. The fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy.
------------------------------------------------------------------------------------------------------------------------------------

24 INFORMATION ABOUT THE UNDERLYING FUNDS

Equity Underlying Funds -- John Hancock Funds III


                                       Estimated
Fund and subadviser(s)                 expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Active Value Fund                      0.90%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                 Russell 1000 Value Index. The fund typically makes equity investments in U.S.
                                                       companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.*
------------------------------------------------------------------------------------------------------------------------------------
Global Fund                            1.17%           Seeks to achieve high total return by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                 the S&P/Citigroup PMI World Growth Index. The fund typically invests in a diversified portfolio of equity investments from the world's developed markets.
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                            0.90%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                 Russell 1000 Growth Index. The fund typically makes equity investments in
                                                       U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund              0.88%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                 Russell 2500 Growth Index. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to such companies
                                                       ("small-cap companies"). The fund normally invests at least 80% of its assets in investments in small-cap companies.*
------------------------------------------------------------------------------------------------------------------------------------
International Core Fund                1.05%           Seeks to achieve high total return by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                 the MSCI EAFE Index. The fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund              1.08%           Seeks to achieve high total return by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                 the S&P/Citigroup PMI Europe, EPAC Growth Style Index.* The fund typically invests in a diversified mix of equity investments from developed markets outside the U.S.*
------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                   0.84%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                 Russell 1000 Value Index. The fund typically makes equity investments in U.S.
                                                       companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*
------------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund                         0.83%           Seeks to achieve a high total return by outperforming its benchmark, the S&P
Grantham, Mayo, Van Otterloo & Co. LLC                 500 Index. The fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.*
------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Equity Fund               0.85%           Seeks to achieve a high total return by outperforming its benchmark, the S&P
Grantham, Mayo, Van Otterloo & Co. LLC                 500 Index. The fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The fund typically holds between 40 and 80 stocks.*
------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund               0.89%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                 Russell 2500 Value Index. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to such companies
                                                       ("small-cap companies"). The fund normally invests at least 80% of its assets in securities of small-cap companies.*
------------------------------------------------------------------------------------------------------------------------------------

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc.; Russell 1000(R), Russell 1000 Value(R), Russell 1000 Growth(R), "Russell 2000(R)," "Russell 2000(R) Growth", Russell 2500(R), Russell 2500 Value(R), Russell 2500 Growth(R), "Russell 3000(R)", Russell Mid Cap (R) and Russell Mid Cap Value(R) are trademarks of Frank Russell Company; "Wilshire 5000(R)" is a trademark of Wilshire Associates; "MSCI All Country World ex-US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 25

Fund details
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by JHF II. The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the respective investment goal of each of the Portfolios without shareholder approval.

Management fees JHF II pays the Adviser a fee for each Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Portfolios (together with the assets of all the JHT Lifestyle Trusts) determined in accordance with the following schedule and that rate is applied to the assets of each Portfolio.

--------------------------------------------------------------------------------
Management fee schedule
--------------------------------------------------------------------------------
                                                       First         Excess over
                                                $7.5 billion        $7.5 billion
--------------------------------------------------------------------------------
Aggregate Assets of Lifestyle
Portfolios and JHT Lifestyle Trusts                   0.050%              0.040%
--------------------------------------------------------------------------------

                                                                                 ------------
                                                                                 Shareholders
                                                                                 ------------

                                                            --------------------------------------------------
                                                                        Financial services firms and
                                                                           their representatives

        Distribution and                                        Advise current and prospective shareholders
     shareholder services                                              on their Portfolio investments,
                                                            often in the context of an overall financial plan.
                                                            --------------------------------------------------

                              --------------------------------------------    -----------------------------------------------------
                                           Principal distributor                                   Transfer agent

                                          John Hancock Funds, LLC                    John Hancock Signature Services, Inc.

                              Markets the Portfolios and distributes share    Handles shareholder services, including recordkeeping
                                  through selling brokers, financial                and statements, distribution of dividends
                              planners and other financial representatives.          and processing of buy and sell requests.
                              ---------------------------------------------   -----------------------------------------------------

--------------------------------     ------------------------------------    -----------------------------------------
           Subadviser                          Investment adviser                            Custodian

MFC Global Investment Management             John Hancock Investment              State Street Bank & Trust Company
        (U.S.A.) Limited                     Management Services, LLC                  2 Avenue de Lafayette                 Asset
      200 Bloor Street East                    601 Congress Street                       Boston, MA 02111                 management
Toronto, Ontario, Canada M4W 1ES             Boston, MA 02210-2805           Holds the Portfolios' assets, settles all
  Provides portfolio management      Manages the Portfolios' business and      Portfolio trades and collects most of
      to the Portfolios.                   investment activities.               the valuation data required for
--------------------------------     ------------------------------------       calculating each Portfolio's NAV.
                                                                             -----------------------------------------

------------------------------------
        Subadviser consultant
                                        -----------------------------------
   Deutsche Asset Management, Inc.                   Trustees
          345 Park Avenue
     New York, New York 10154           Oversee the Portfolios' activities.
Provides asset allocation consulting    -----------------------------------
     services to the subadviser.
------------------------------------


26 FUND DETAILS

BUSINESS STRUCTURE

Subadviser MFC Global (U.S.A.) is the subadviser to each of the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Portfolios. Similarly, DeAM is compensated by the subadviser, and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board approval, is permitted to appoint a new subadviser for a Fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Portfolio and Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Portfolio manager Steve Orlich is the portfolio manager for each Portfolio and has managed the Portfolios since their commencement of operation. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. JHF II SAI includes additional information about Mr. Orlich's compensation, the accounts he manages other than the Portfolios and his ownership of shares of the Portfolios and Funds, if any.

Advisory and subadvisory contracts A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of JHF II is available in JHF II's semi-annual report to shareholders for the period ended February 28, 2006.


                                                                 FUND DETAILS 27

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on JHF II:

Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information

The SAI of JHF II contains more detailed information on all aspects of the Portfolios, including a summary of the policy of JHF II regarding disclosure of the Portfolio's holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.




To request a free copy of the SAI and Shareholder Reports of John Hancock Funds II, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779


(C)2006 JOHN HANCOCK FUNDS, LLC LS5PN 9/06

John Hancock [LOGO]
John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

                              JOHN HANCOCK FUNDS II

                       Statement of Additional Information

                                September 1, 2006


This Statement of Additional Information ("SAI") provides information about the Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 and Class 5 shares of the five Lifestyle Portfolios of John Hancock Funds II (the "Fund"): the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio (referred to as the "funds" or "Lifestyle Portfolios"). This SAI provides information in addition to the information that is contained in the Fund's Lifestyle Portfolios Prospectus - Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 and Class 5 dated September 1, 2006. Information about other funds of the Fund is included in separate prospectuses and Statements of Additional Information. Each of the Lifestyle Portfolios is a separate series of the Fund and is a "fund of funds" which currently invests in a number of other funds of the Fund and may invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser (the "underlying funds").

This SAI is not a prospectus. It should be read in conjunction with the Fund's prospectus dated September1, 2006 (the "Prospectus"). Copies of the Prospectus can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                1-(888)-972-8696

                                TABLE OF CONTENTS


                                                                            Page

ORGANIZATION OF THE FUND.......................................................3
INVESTMENT POLICIES............................................................3
RISK FACTORS...................................................................5
HEDGING AND OTHER STRATEGIC TRANSACTIONS......................................16
INVESTMENT RESTRICTIONS.......................................................27
PORTFOLIO TURNOVER............................................................29
THOSE RESPONSIBLE FOR MANAGEMENT..............................................29
SHAREHOLDERS OF THE FUND......................................................35
INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES.........................36
DISTRIBUTION AGREEMENTS.......................................................39
SALES COMPENSATION............................................................41
NET ASSET VALUE...............................................................43
ELIGIBLE INVESTORS FOR CLASS R3, R4, R5, 1, 3 SHARES..........................43
SPECIAL REDEMPTIONS...........................................................44
ADDITIONAL SERVICES AND PROGRAMS..............................................44
PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES...............................45
DESCRIPTION OF FUND SHARES....................................................45
ADDITIONAL INFORMATION CONCERNING TAXES.......................................46
PORTFOLIO BROKERAGE...........................................................48
TRANSFER AGENT SERVICES.......................................................50
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................50
REPORT TO SHAREHOLDERS........................................................51
CUSTODY OF PORTFOLIO SECURITIES...............................................51
CODES OF ETHICS...............................................................51
APPENDIX A - Debt Security Ratings...........................................A-1
APPENDIX B - Policy Regarding Disclosure of Portfolio Holdings...............B-1
APPENDIX C - Portfolio Manager Information...................................C-1
APPENDIX D - Proxy Voting Policies...........................................D-1

ORGANIZATION OF THE FUND

     The Fund was organized on June 28, 2005 as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each of the funds is a series of the Fund.

     John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the investment adviser to the Fund and each of the funds. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily through John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners.

     MFC trades as `MFC' on the TSX, NYSE and PSE, and under `0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.

INVESTMENT POLICIES

     The principal strategies and risks of investing in each Lifestyle Portfolio are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the Lifestyle Portfolio may be changed without shareholder approval.



Money Market Instruments

     The instruments listed below may be purchased by the Lifestyle Portfolios in accordance with their investment policies. In addition, the Lifestyle Portfolios may purchase short term instruments (and other securities as noted under each fund description) for temporary defensive purposes.

1.   U.S. Government And Government Agency Obligations

     U.S.  Government   Obligations.   U.S.  Government   obligations  are  debt
securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.

     GNMA   Obligations.   GNMA  obligations  are   mortgage-backed   securities
guaranteed by the Government National Mortgage Association which guarantee is supported by the full faith and credit of the U.S. government.

     U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:

     - Student Loan Marketing Association;

     - Federal Home Loan Banks;

     - Federal Intermediate Credit Banks; and

     - the Federal National Mortgage Association.

     U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration.

     Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

     No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, "U.S. Government securities" refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.



2.   Certificates Of Deposit And Bankers' Acceptances

     Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

     Bankers' Acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

All funds of the Fund may acquire obligations of foreign banks and foreign branches of U.S. banks. These obligations are not insured by the Federal Deposit Insurance Corporation.

3.   Commercial Paper

     Commercial   paper  consists  of  unsecured   promissory  notes  issued  by
corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

     Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., "lending") fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

     A fund will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which the applicable Subadviser has determined present minimal risk of loss to the fund. A Subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a fund's net asset value is determined. The net asset value will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

4.   Repurchase Agreements

     Repurchase agreements are arrangements involving the purchase of an obligation by an underlying fund and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit a fund the opportunity to earn a return on cash that is only temporarily available. A fund may enter into a repurchase agreement with banks, brokers or dealers. However, an underlying fund will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the fund decrease below the resale price.

     Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

     The Subadvisers, on behalf of the underlying funds they advise, shall engage in repurchase agreement transactions only with those banks or broker/dealers who meet the Subadviser's quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Adviser also may engage in repurchase agreement transactions on behalf of the funds. The counterparties to a repurchase agreement transaction are limited to a:

     - Federal Reserve System member bank;

     - primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division; or

     - broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

     The Adviser and Subadvisers will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

     The risk to a fund in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the fund, if any, would be the difference between the repurchase price and the underlying obligation's market value. A fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by the fund might be delayed or limited.

1.   Illiquid Securities

          Each of the funds and underlying funds may not invest more than 15% (10% for Money Market Fund) of its net assets in securities that are not readily marketable ("illiquid securities"). Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

     Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933 ("1933 Act") or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitations on illiquid securities. The Subadvisers decide, subject to the Trustees' oversight, whether securities sold according to Rule 144A are readily marketable for purposes of the Fund's investment restriction. The Subadvisers will also monitor the liquidity of Rule 144A securities held by the funds for which they are responsible. To the extent that Rule 144A securities held by a fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the fund could be adversely affected.

RISK FACTORS

     By owning shares of the underlying funds, any of the Lifestyle Portfolios indirectly invests in the securities held by the underlying funds. The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.


Non-Diversified Funds

     The Lifestyle Portfolios and certain of the underlying funds in which the Lifestyle Portfolios invest are non-diversified.

     Definition of Non-Diversified. Any fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the fund's own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value of its total assets, generally may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

     Risks. Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

Equity Securities

     Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Fixed-Income Securities

     Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

     Interest  Rate Risk.  Fixed-income  securities  are  affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

     Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment Grade Fixed-Income Securities In The Lowest Rating Category

     Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed-Income Securities

     Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General Risks

  - Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

  - Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

  - Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

  - Dependence on Subadviser's Own Credit Analysis. While a subadviser to a fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

     Additional Risks Regarding Lower Rated Corporate Fixed-income Securities

Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities.

Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

     Additional Risks Regarding Lower Rated Foreign Government Fixed-income Securities

Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities". In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Small and Medium Size Companies

Small or Unseasoned Companies

  - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

  - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

  - Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

  - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

  - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

  - Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Foreign Securities

     The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

  - Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

  - Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

  - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

  - Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

  - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

  - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

Investment Company Securities

     The Lifestyle Portfolios and certain underlying funds may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

Funds of Funds Risk Factors

     As permitted by Section 12 of the 1940 Act, each Lifestyle Portfolio invests in a number of underlying funds and may reallocate or rebalance assets among the underlying funds. From time to time, one or more of the Underlying Portfolios may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a Lifestyle Portfolio ("Rebalancings"), as effected by its subadviser, MFC Global Investment Management (U.S.A.) Limited ("MFC Global"). Shareholders should note that
Rebalancings may affect the underlying funds: underlying funds subject to redemptions by a Lifestyle Portfolio may find it necessary to sell securities; and the underlying funds that receive additional cash from a Lifestyle Portfolio will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when a Lifestyle Portfolio owns, redeems, or invests in, a substantial portion of an underlying fund. Rebalancings could affect the underlying fund as noted below which could adversely affect their performance and, therefore, the performance of the Lifestyle Portfolios.

     Both John Hancock Investment Management Services, LLC (the "Adviser") and MFC Global will monitor the impact of Rebalancings on the underlying funds and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of the Lifestyle Portfolio. However, there is no guarantee that the Adviser and MFC Global will be successful in doing so.

Possible Adverse Effects of Rebalancings on the Underlying Funds:

1. Underlying funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.

2. Rebalancings may increase brokerage and/or other transaction costs of the underlying funds.

3. When a Lifestyle Portfolio owns a substantial portion of an underlying fund, a large redemption by the Lifestyle Portfolio could cause that underlying fund's expenses to increase and could result in the portfolio becoming too small to be economically viable.

4. Rebalancings could accelerate the realization of taxable capital gains in underlying funds subject to large redemptions if sales of securities results in capital gains.

     Both the Lifestyle Portfolios and the underlying funds are managed by the Adviser. MFC Global, which is an affiliate of the Adviser, is the subadviser to each Lifestyle Portfolio and to certain of the underlying funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor both the Lifestyle Portfolios and the underlying funds and MFC Global has the responsibility to manage the Lifestyle Portfolios and certain of the underlying funds. As noted above, the Adviser and MFC Global will monitor the impact of Rebalancings on the underlying funds and attempt to minimize any adverse effect of the Rebalancings on the underlying funds, consistent with pursuing the investment objective of each Lifestyle Portfolio.

     With respect to Rebalancings, shareholders should also note that MFC Global as the subadviser to the Lifestyle Portfolios and certain of the underlying funds, may appear to have incentive to allocate more Lifestyle Portfolio assets to those underlying funds that it subadvises. However, the Adviser believes it has no financial incentive since the net amount of advisory fee retained after payment of the subadvisory fee is the same for all underlying portfolios although the Adviser's ultimate controlling parent, MFC, may appear to have an incentive to do so since it also controls MFC Global. The Adviser will monitor MFC Global's allocation of Lifestyle Portfolio assets to the underlying funds to attempt to ensure that assets are not allocated to other MFC Global subadvised portfolios unless it is in the best interest of the Lifestyle Portfolio to do so. In addition, prior to appointing MFC Global as subadviser to an underlying fund, the Board of Trustees of the Fund will consider the affiliation between the Adviser and MFC Global as one of its factors in approving such appointment.

Stripped Securities

     Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Mortgage-Backed and Asset-Backed Securities

     Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

     Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

     When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund's mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

     When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

     The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

     Collateralized Mortgage Obligations. The underlying funds may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

     Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Securities Linked to the Real Estate Market

     Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

     - Declines in the value of real estate;

     - Risks related to general and local economic conditions;

     - Possible lack of availability of mortgage funds;

     - Overbuilding;

     - Extended vacancies of properties;

     - Increased competition;

     - Increases in property taxes and operating expenses;

     - Change in zoning laws;

     - Losses due to costs resulting from the clean-up of environmental problems;

     - Liability to third parties for damages resulting from environmental problems;

     - Casualty or condemnation losses;

     - Limitations on rents;

     - Changes in  neighborhood  values and the appeal of properties to tenants;
       and

     - Changes in interest rates.

     Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

     Securities of companies in the real estate industry include REITs, including Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrow or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

     In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies" above for a discussion of the risks associated with investments in these companies.

Industry or Sector Investing

     When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

     Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term.
Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.

     Financial Services Industry. An underlying fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

     Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

     Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

     Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

     Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

     Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

     Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of heath sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

Initial Public Offerings (IPOs)

     Certain of the underlying funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance likely will decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

U.S. Government Securities

     The Lifestyle Portfolios and certain underlying funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

High Yield (High Risk) Securities

     The following discussion supplements the disclosure regarding the risks of investing in non-investment grade securities.

     General. Certain of the underlying funds may invest in high yield (high risk) securities. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.

     Interest Rate Risk. To the extent an underlying fund invests primarily in fixed-income securities, the net asset value of the fund's shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income fund generally rise. Conversely, when interest rates rise, the value of a fixed-income fund will decline.

     Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.

     These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit the funds from obtaining accurate market quotations to value securities and calculate net asset value. If a fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the Trustees to value that fund's investments. Therefore the Trustees may have to use a greater degree of judgment in making such valuations.

     Less liquid secondary markets may also affect a fund's ability to sell securities at their fair value. Each fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a fund's assets invested in illiquid securities may increase.

     Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.

     In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

     Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose funds to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.

     The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:

     - the obligor's balance of payments, including export performance,

     - the obligor's access to international credits and investments,

     - fluctuations in interest rates, and

     - the extent of the obligor's foreign reserves.

     Obligor's Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

     Obligor's Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties' lending commitments, thereby further impairing the obligor's ability or willingness to service its debts on time.

     Obligor's Fluctuations in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

     Obligor's Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

     The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, the fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

     Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:

     - reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and

     - obtaining new credit to finance interest payments.

     Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

     Securities in the Lowest Rating Categories. Certain debt securities in which the funds may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody's or Standard & Poor's. These securities are rated Caa or lower by Moody's or CCC or lower by Standard & Poor's. These securities are considered to have the following characteristics:

     - extremely poor prospects of ever attaining any real investment standing,

     - current identifiable vulnerability to default,

     - unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions,

     - are speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations, and/or

     - are default or not current in the payment of interest or principal.

Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a fund with a commensurate effect on the value of the fund's shares.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

     Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the fund. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used by the underlying funds are described below:

     o exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,
     o financial futures contracts (including stock index futures);
     o interest rate transactions;*
     o currency transactions**
          o Swaps (including interest rate, index, equity, credit default swaps and currency swaps);
          o Structured notes, including hybrid or "index" securities.

  * A fund's interest rate transactions may take the form of swaps, caps, floors and collars.

 ** A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

     Hedging and Other Strategic Transactions may be used for the following purposes:

     o to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations;
     o to protect a fund's unrealized gains in the value of its securities;
     o to facilitate the sale of a fund's securities for investment purposes;
     o to manage the effective maturity or duration of a fund's securities;
     o to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or

     o to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

General Characteristics of Options

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging and Other Strategic Transactions involving options require segregation of portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts".

     Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the fund the right to sell the instrument at the option exercise price.

     If and to the extent authorized to do so, a fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.

     Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

     Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund's purchase of a call option on an underlying instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.

     Partial Hedge or Income to the Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the fund or will increase the fund's income. Similarly, the sale of put options can also provide fund gains.

     Covering of Options. All call options sold by a fund must be "covered" (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).

     Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by the fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

     Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

     OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" at the time the option is exercised. "In-the-money" means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     A fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:

     - insufficient trading interest in certain options,

     - restrictions on transactions imposed by an exchange,

     - trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits,

     - interruption of the normal operations of the OCC or an exchange,

     - inadequacy of the facilities of an exchange or the OCC to handle current trading volume, or

     - a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

     OTC Options. Over-the-counter ("OTC") options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

     Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the Subadviser. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by a fund and the amount of the fund's obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

     Types of Options That May Be Purchased. If and to the extent authorized to do so, a fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.

     Each fund reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the fund's investment objective and the restrictions set forth herein.

General Characteristics Of Futures Contracts And Options On Futures Contracts

     If and to the extent authorized to do so, a fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:

     - as a hedge against anticipated interest rate, currency or market changes,

     - for duration management,

     - for risk management purposes, and

     - to gain exposure to a securities market.

     Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

     Use Will Be Consistent with Applicable Regulatory Requirements. A fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.

     Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.

     Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

     Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a fund (adjusted for the historical volatility relationship between such fund and the contracts) will not exceed the total market value of the fund's securities.

Stock Index Futures

     Definition. A stock index futures contract (an "Index Future") is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

     Uses of Index Futures. Below are some examples of how Index Futures may be used:

     - in connection with a fund's investment in common stocks, a fund may invest in Index Futures while the Subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.

     - A fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the fund's pending investment in such stocks when they do become available.

     - Through the use of Index Futures, a fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a fund.

     - A fund may also invest in Index Futures in order to hedge its equity positions.

     Hedging and Other Strategic Transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. None of the funds will act as a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).

Options on Securities Indices and Other Financial Indices

     If and to the extent authorized to do so, a fund may purchase and sell call and put options on securities indices and other financial indices ("Options on Financial Indices"). In so doing, the fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

     Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.

Yield Curve Options

     Certain of the underlying funds may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

     Yield curve options may be used for the same purposes as other options on securities. Specifically, a fund may purchase or write such options for hedging purposes. For example, a fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a fund will be "covered". A call (or put) option is covered if the fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund's net liability under the two options. Therefore, a fund's liability for such a covered option is generally limited to the difference between the amount of the fund's liability under the option written by the fund less the value of the option held by the fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.

Currency Transactions

     If and to the extent authorized to do so, a fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:

     - forward currency contracts,

     - exchange-listed currency futures contracts and options thereon,

     - exchange-listed and OTC options on currencies, and

     - currency swaps.

     A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars". A fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.

     A fund's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.

     Transaction Hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the portfolio's securities or the receipt of income from them.

     Position Hedging. Position hedging is entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.

     Cross Hedging. A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.

     Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund's securities denominated in linked currencies.

     Risk of Currency Transactions. Currency transactions are subject to risks different from other fund transactions, as discussed below under "Risk Factors". If a fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts".

Combined Transactions

     To the extent authorized to do so, a fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund's objective.

Swap Agreements and Options on Swap Agreements

     Among the Hedging and Other Strategic Transactions into which an underlying fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The fund may also enter into options on swap agreements ("swap options").

     The fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "quanto" or "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the fund's investment objectives and general investment polices, certain of the funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate (LIBOR), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the fund may be required to pay a higher fee at each swap reset date.

     The fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A fund may also write (sell) and purchase put and call swap options.

     Depending on the terms of the particular option agreement, the fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a swap option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by the funds would calculate the obligations of the parties to the agreement on a "net basis". Consequently, fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or "earmarking" of liquid assets, to avoid any potential leveraging of the fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the fund's investment restriction concerning senior securities. The fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the fund's total assets.

     The fund may also be authorized to enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The fund may be either the buyer or seller in the transaction. If the fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

     Credit default swap agreements involve greater risks than if the fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The fund `s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which the fund is the buyer, the fund will segregate or "earmark" cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the fund is the seller, the fund will segregate or "earmark" cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund's portfolio. Such segregation or "earmarking" will not limit the fund's exposure to loss.

     Whether the fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the fund by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a fund's limitation on investments in illiquid securities.

     Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. The fund bears the risk that the subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a subadviser attempts to use a swap as a hedge against, or as a substitute for, the fund investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the fund investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

     Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.

     To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Eurodollar Instruments

     To the extent authorized to do so, a fund may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use
Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risk Factors

     Hedging and Other Strategic Transactions have special risks associated with them, including:

     - possible default by the counterparty to the transaction,

     - markets for the securities used in these transactions could be illiquid,

     - to the extent the Subadviser's assessment of market movements is incorrect, the risk that the use of the Hedging and Other Strategic Transactions could result in losses to the fund.

     Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a fund's net asset value, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.

Options and Futures Transactions

     Options transactions are subject to the following additional risks:

     - Option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option).

     - Options markets could become illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

     Futures transactions are subject to the following additional risks:

     - The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund's position.

     - Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

     Although a fund's use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.

     Currency Hedging. In addition to the general risks of Hedging and Other Strategic Transactions described above, currency hedging transactions have the following risks:

     - Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

     - Proxy hedging involves determining the correlation between various currencies. If the Subadviser's determination of this correlation is incorrect, the fund losses could be greater than if the proxy hedging were not used.

     - Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

     Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

Risks of Hedging and Other Strategic Transactions Outside the United States

     When conducted outside the United States, Hedging and Other Strategic Transactions will not only be subject to the risks described above but could also be adversely affected by:

     - foreign governmental actions affecting foreign securities, currencies or other instruments,

     - less stringent regulation of these transactions in many countries as compared to the United States,

     - the lack of clearing mechanisms and related guarantees in some countries for these transactions,

     - more limited availability of data on which to make trading decisions than in the United States,

     - delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,

     - the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and

     - lower trading volume and liquidity.

Use of Segregated and Other Special Accounts

     Use of extensive Hedging and Other Strategic Transactions by a fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated sub-custodian, to the extent the fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

     In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below:

     Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.

     Put Options. A put option on securities written by a fund will require the fund to segregate cash or other liquid assets equal to the exercise price.

     OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

     Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund's obligations or to segregate cash or other liquid assets equal to the amount of the fund's obligations.

     Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.

     Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.

     Caps. Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund's net obligation, if any.

     Hedging and Other Strategic Transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the fund. In addition, if it holds a futures contracts or forward contract, a fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other Hedging and Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Other Limitations

     No fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities fund being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, a fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.

     For purposes of this limitation, to the extent the fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

INVESTMENT RESTRICTIONS

     There are two classes of investment restrictions to which the Fund is subject in implementing the investment policies of the funds: (a) fundamental and (b) nonfundamental. Nonfundamental restrictions are subject to change by the Trustees of the Fund without shareholder approval. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

     When submitting an investment restriction change to the holders of the Fund's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular fund if a majority of the outstanding voting securities of the fund vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other fund affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund.

     Restrictions (1) through restriction (6) are fundamental. Restrictions (7) through (10) are nonfundamental.

Fundamental

     The Fund may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (1) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in Hedging and Other strategic Transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a fund is specifically excepted by the terms of a restriction, each fund will not:

(1) Borrow money, except that each fund may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the fund's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.

(2) Underwrite securities of other issuers except insofar as the Fund may be considered an underwriter under the 1933 Act in selling fund securities.

(3) Purchase or sell real estate, except that each fund may invest in securities issued by companies which invest in real estate or interests therein and each of the funds may invest in mortgages and mortgage-backed securities.

(4) Purchase or sell commodities or commodity contracts, except that each fund may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and each fund may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

(5) Lend money to other persons, except by the purchase of obligations in which the fund is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money.

(6) Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

Nonfundamental

     Unless a fund is specifically excepted by the terms of a restriction, each fund will not:

(7) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable.

(8) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the portfolio's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve the use of margin. Short sales "against-the-box" are not subject to this limitation.

(9)  Purchase securities for the purpose of exercising control or management.

(10) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (6)) as security for indebtedness any securities held by the fund, except in an amount of not more than 10% of the value of the fund's total assets and then only to secure borrowings permitted by restrictions (1) and (8). For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve a pledge of assets.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a fund's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadviser's assessment of the security), or change in the percentage of fund assets invested in certain securities or other instruments, or change in the average duration of a fund's investment portfolio, resulting from market fluctuations or other changes in a fund's total assets will not require a fund to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the fund. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.


PORTFOLIO TURNOVER

     The annual rate of portfolio turnover will normally differ for each fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the portfolio's securities (excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less).


THOSE RESPONSIBLE FOR MANAGEMENT

     The business of the Fund, an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not "interested persons" of the Fund (as defined by the 1940 Act) (the "Independent Trustees"). The Trustees elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and one of the Trustees of the Fund are also officers or Directors of the Adviser, or officers or Directors of the principal distributor to the Funds, John Hancock Funds, LLC ("John Hancock Funds"). The tables below present certain information regarding the Trustees and officers of the Trust, including their principal occupations. Each Trustee oversees all funds of the Fund, and some Trustees also oversee other funds in the John Hancock Fund Complex. As of December 31, 2005, the Fund Complex consisted of 237 funds (including separate series of series mutual funds): John Hancock Funds II (80 funds), John Hancock Funds III (10 funds); John Hancock Trust (94 portfolios or funds); and 53 other John Hancock funds.

                              Independent Trustees

------------------------------- ------------------ ------------------------------------------------ ------------------
Name, Address (1)               Position(s) Held   Principal Occupation(s) and other                Number of Funds
And Age                         with Fund (2)      Directorships During Past 5 Years                in Fund Complex
                                                                                                    Overseen by
                                                                                                    Trustee
------------------------------- ------------------ ------------------------------------------------ ------------------
Charles L. Bardelis             Trustee (since     President and Executive Officer, Island                 237
Age: 65                         2005)              Commuter Corp. (Marine Transport); Trustee,
                                                   John Hancock Funds (since 1988) (3)

------------------------------- ------------------ ------------------------------------------------ ------------------
Peter S. Burgess                Trustee (since     Consultant (financial, accounting and auditing          237
Age: 63                         2005)              matters (since 1999); Trustee or Director of
                                                   the following publicly traded companies: John
                                                   Hancock Funds (since 2005) (3), PMA Capital
                                                   Corporation (since 2004), and Lincoln
                                                   Educational Services Corporation (since 2004).

------------------------------- ------------------ ------------------------------------------------ ------------------
Elizabeth G. Cook               Trustee (since     Expressive Arts Therapist, Massachusetts                237
Age: 69 (4)                     2005)              General Hospital (since 2001); Expressive Arts
                                                   Therapist, Dana Farber Cancer Institute (until
                                                   2004); President, The Advertising Club of
                                                   Greater Boston; Trustee, John Hancock Funds
                                                   (since 2004), John Hancock Funds and John
                                                   Hancock Funds (since 2005) (3)(4)

------------------------------- ------------------ ------------------------------------------------ ------------------
William H. Cunningham           Trustee (since     Former Chancellor, University of Texas System           184
Age: 62                         2005)              and former President of the University of
                                                   Texas, Austin, Texas; Chairman and CEO, IBT
                                                   Technologies (until 2001); Director of the
                                                   following:  Hire.com (until 2004), STC
                                                   Broadcasting, Inc. and Sunrise Television
                                                   Corp. (until 2001), Symtx, Inc.(electronic
                                                   manufacturing) (since 2001), Adorno/Rogers
                                                   Technology, Inc. (until 2004), Pinnacle Foods
                                                   Corporation (until 2003), rateGenius (until
                                                   2003), Jefferson-Pilot Corporation
                                                   (diversified life insurance company)(until
                                                   2006), New Century Equity Holdings (formerly
                                                   Billing Concepts) (until 2001), eCertain
                                                   (until 2001), ClassMap.com (until 2001), Agile
                                                   Ventures (until 2001), AskRed.com (until
                                                   2001), Southwest Airlines, Introgen and
                                                   Viasystems, Group, Inc. (electronic
                                                   manufacturer) (until 2003); Advisory Director,
                                                   Interactive Bridge, Inc. (college fundraising)
                                                   (until 2001); Advisory Director, Q Investments
                                                   (until 2003); Advisory Director, JP Morgan
                                                   Chase Bank (formerly Texas Commerce Bank -
                                                   Austin)(since 1988), LIN Television (since
                                                   2002), WilTel Communications (until 2003) and
                                                   Hayes Lemmerz International, Inc. (diversified
                                                   automotive parts supply company) (since 2003).
------------------------------- ------------------ ------------------------------------------------ ------------------

------------------------------- ------------------ ------------------------------------------------ ------------------
Name, Address (1)               Position(s) Held   Principal Occupation(s) and other                Number of Funds
And Age                         with Fund (2)      Directorships During Past 5 Years                in Fund Complex
                                                                                                    Overseen by
                                                                                                    Trustee
------------------------------- ------------------ ------------------------------------------------ ------------------
Charles L. Ladner               Trustee (since     Senior Vice President and Chief Financial               184
Age: 68                         2005)              Officer, UGI Corporation (public utility
                                                   holding company) (retired 1998); Vice
                                                   President and Director for AmeriGas, Inc.
                                                   (retired 1998); Chairman (since 2004) and
                                                   Trustee (since 1979), John Hancock Funds (3);
                                                   Chairman and Trustee, Dunwoody Village, Inc.
                                                   (retirement services) (until 2003); Director
                                                   of the following: AmeriGas Partners, L.P.
                                                   (until 1997) (gas distribution); Energy North,
                                                   Inc. (until 1995); Parks and History
                                                   Association (since 2001).

------------------------------- ------------------ ------------------------------------------------ ------------------
Hassell H. McClellan            Trustee (since     Associate Professor, The Graduate School of             237
Age: 60 (4)                     2005)              the Wallace E. Carroll School of Management,
                                                   Boston College; Trustee, John Hancock Funds
                                                   (since 2004) (3)(4).

------------------------------- ------------------ ------------------------------------------------ ------------------
James M. Oates                  Trustee (since     Managing Director, Wydown Group (financial              237
Age: 60                         2005)              consulting firm) (since 1994); Chairman,
                                                   Emerson Investment Management, Inc. (since
                                                   2000); Chairman, Hudson Castle Group, Inc.
                                                   (formerly IBEX Capital Markets, Inc.)
                                                   (financial services company) (since 1997).

                                                   Director of the following publicly traded
                                                   companies:  Stifel Financial (since 1996);
                                                   Investor Financial Services Corporation (since
                                                   1995); Connecticut River Bancorp (since 1998).

                                                   Director of the following registered
                                                   investment management companies: Trustee, John
                                                   Hancock Funds (since 2004) (3)(4); Director,
                                                   Phoenix Mutual Funds (since 1988, overseeing
                                                   20 portfolios) .
------------------------------- ------------------ ------------------------------------------------ ------------------

(1) The business address for each Independent Trustee is 601 Congress Street, Boston, Massachusetts 02210.
(2) Each Trustee serves until resignation, retirement age or until his or her successor is elected.
(3) The Trustee serves on one or more boards within the John Hancock fund complex ("John Hancock Funds"); the date indicated is the earliest date such individual became a Trustee or Director for a John Hancock board.
(4) Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of John Hancock Trust on April 29, 2005.

                 Interested Trustee and Officers of the Fund (1)

-------------------------- -------------------- --------------------------------------------------- ------------------
Name, Address (2)          Position(s) Held     Principal Occupation(s) and other                   Number of Funds
And Age                    with Fund (3)        Directorships During Past 5 Years                   in Fund Complex
                                                                                                    Overseen by
                                                                                                    Trustee
-------------------------- -------------------- --------------------------------------------------- ------------------
James Boyle                Trustee (since       President, John Hancock Annuities; Executive Vice          237
Age: 47                    2005)                President, John Hancock Life Insurance Company
                                                (since June, 2004); President U.S. Annuities;
                                                Senior Vice President, The Manufacturers Life
                                                Insurance Company (U.S.A) (prior to 2004).

-------------------------- -------------------- --------------------------------------------------- ------------------

-------------------------- -------------------- --------------------------------------------------- ------------------
Name, Address (2)          Position(s) Held     Principal Occupation(s) and other                   Number of Funds
And Age                    with Fund (3)        Directorships During Past 5 Years                   in Fund Complex
                                                                                                    Overseen by
                                                                                                    Trustee
-------------------------- -------------------- --------------------------------------------------- ------------------
Keith F. Hartstein         President (since     Senior Vice President, Manulife Financial                  N/A
Age: 50                    2005)                Corporation (since 2004); Director, President and
                                                Chief Executive Officer, John Hancock Advisers,
                                                LLC and The Berkeley Financial Group, LLC ("The
                                                Berkeley Group") (holding company); Director,
                                                President and Chief Executive Officer, John
                                                Hancock Funds, LLC; Director, President and Chief
                                                Executive Officer, Sovereign Asset Management
                                                Corporation ("SAMCorp."); Director, John Hancock
                                                Signature Services, Inc.; Director, Chairman and
                                                President, NM Capital Management, Inc. ("NM
                                                Capital"); Chairman, Investment Company Institute
                                                Sales Force Marketing Committee (since 2003);
                                                Executive Vice President, John Hancock Funds, LLC
                                                (until 2005).
-------------------------- -------------------- --------------------------------------------------- ------------------
John G. Vrysen             Chief Financial      Executive Vice President and Chief Financial               N/A
Age: 51                    Officer (since       Officer, John Hancock Funds, LLC (since
                           2005)                2005);Vice President and General Manager, Fixed
                                                Annuities, U.S. Wealth Management (until 2005);
                                                Vice President, Operations, Manulife Wood Logan
                                                (2000 to 2004).

-------------------------- -------------------- --------------------------------------------------- ------------------
Gordon Shone               Treasurer (since     Vice President and Chief Financial Officer, John           N/A
Age: 50                    2005)                Hancock Trust (since 2003); Senior Vice
                                                President, John Hancock Life Insurance Company
                                                (U.S.A.) (since 2001); Vice President, The
                                                Manufacturers Life Insurance Company (U.S.A.)
                                                (1998 to 2000).

-------------------------- -------------------- --------------------------------------------------- ------------------
Betsy A. Seel              Secretary and        Assistant Vice President and Senior Counsel, U.S.          N/A
Age: 47                    Chief Legal          Operations Law Department, John Hancock Life
                           Officer (since       Insurance Company (U.S.A.).
                           2005)

-------------------------- -------------------- --------------------------------------------------- ------------------
George Boyd                Assistant            Senior Counsel, AVP, John Hancock Financial                N/A
Age: 61                    Secretary (since     Services (since July, 2005); Counsel, Allmerica
                           2005)                Financial Corporation (1997 to July, 2005)


-------------------------- -------------------- --------------------------------------------------- ------------------
Francis V. Knox, Jr.       Vice President and   Vice President and Chief Compliance Officer for            N/A
Age: 59                    Chief Compliance     John Hancock Investment Company, John Hancock
                           Officer (since       Life Insurance Company (U.S.A.), John Hancock
                           2005)                Life Insurance Company and John Hancock Funds
                                                (since 2005); Fidelity Investments - Vice
                                                President and Assistant Treasurer, Fidelity Group
                                                of Funds (until 2004); Fidelity Investments -
                                                Vice President and Ethics & Compliance Officer
                                                (until 2001).
-------------------------- -------------------- --------------------------------------------------- ------------------

(1) The Trustee is an "interested person" as defined in the 1940 Act due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the Fund's investment adviser and principal underwriter.
(2) The business address for the interested Trustee and the officers of the Fund is 601 Congress Street, Boston, Massachusetts 02210.
(3) Each Trustee serves until resignation, retirement age or until his or her successor is elected.

Board Committees

     At its initial meeting on August 23, 2005, the Board established the following committees: (i) an Audit Committee composed solely of Independent Trustees (Messrs. Burgess, Bardelis and Ladner); (ii) a Nominating Committee composed of all of the Independent Trustees; (iii) a Compliance Committee composed solely of Independent Trustees (Ms. Cook and Messrs. Cunningham and McClellan) (the interested Trustees may serve as ex-officio members); and (iv) three Investment Committees, each composed solely of disinterested Trustees (with the interested Trustees and the President of the Fund serving as ex-officio members in certain cases). For the period ended February 28, 2006, the Audit Committee, Compliance Committee and each of the Investment Committees held one meeting; the Nominating Committee held no meetings.

     Audit Committee. The Audit Committee reviews the internal and external accounting and auditing procedures of the Fund and, among other things, considers the selection of independent accountants for the Fund, approves all significant services proposed to be performed by the independent accountants and considers the possible effect of such services on their independence.

     Nominating Committee. The Nominating Committee selects and nominates candidates as additional Independent Trustees or to fill vacancies on the Board. The Nominating Committee will consider candidates recommended by Fund shareholders or group annuity contract owners investing in the Fund through insurance company separate accounts. Such candidates will be considered in the same manner as candidates recommended by other sources. Names of candidates recommended by shareholders or group annuity contract owners may be submitted to the Secretary of the Fund at 601 Congress Street, Boston, Massachusetts 02210, along with relevant biographical information.

     When evaluating a person as a potential nominee to serve as an Independent Trustee, the Nominating Committee will generally consider, among other factors:
(i) whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the funds, with consideration being given to the person's business, academic or other experience and education and to such other factors as the Nominating Committee may consider relevant; (iv) the character and integrity of the person; and (v) desirable personality traits, including independence, leadership and ability to work with others. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: current Trustees, officers, shareholders, group annuity contract owners and any other source the Nominating Committee deems appropriate. In addition, the Nominating Committee may use the services of a professional search firm to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

     Compliance Committee. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to the Fund, including the annual report of the Chief Compliance Officer of the Fund regarding its compliance program, matters relating to the pricing of the funds, the Codes of Ethics of the Funds, the Adviser and the subadvisers to the funds and regulatory changes.

     Investment Committees. Each of the Investment Committees reviews investment performance and other matters relating to a particular group of funds of the Fund and the subadvisers to those funds.

Compensation of Trustees and Officers

     The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees of the Fund for their services. Each Trustee is paid a $7,500 quarterly retainer, plus $4,000 for attendance at each quarterly meeting. Each Trustee is reimbursed for travel and other out of pocket expenses incurred in attending meetings. The Board chairman receives a $10,000 annual retainer. The Fund does not pay any remuneration to any Trustee who is an officer or employee of the Adviser or its affiliates. Of the officers listed above, the President is furnished to the Fund pursuant to the Advisory Agreement described below and receives no compensation from the Fund. The other named officers receive no compensation from the Fund, and are compensated by the Adviser and/or affiliates for their services. The officers of the Fund may spend only a portion of their time on the affairs of the Fund.

                             Compensation Table (1)

 --------------------- ------------------------- -------------------------------
 Independent Trustees     Total Compensation            Total Compensation
                             from the Fund            from the Fund and the
                                                   John Hancock Fund Complex(2)
 --------------------- ------------------------- -------------------------------
  Charles L. Bardelis            $0.00                        $130,500

 --------------------- ------------------------- -------------------------------
  Peter S. Burgess               $0.00                        $72,200

 --------------------- ------------------------- -------------------------------
 Elizabeth Cook                $22,000                       $170,500

 --------------------- ------------------------- -------------------------------
 William H. Cunningham          $0.00                      $109,171 (3)

 --------------------- ------------------------- -------------------------------
 Charles L. Ladner              $0.00                        $149,790

 --------------------- ------------------------- -------------------------------
 Hassell H. McClellan           $0.00                        $143,500

 --------------------- ------------------------- -------------------------------
 James M. Oates                 $0.00                        $130,500

--------------------- -------------------------  -------------------------------
(1) Compensation received for services as Trustee or officer. The Fund does not have a pension or retirement plan for any of its Trustees or officers. In addition, the Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan.

(2) Total compensation paid by the John Hancock Fund Complex (including two registered investment companies with a total of 147 funds) to the Independent Trustees is for the fiscal year ended August 31, 2005.

(3) As of August 28, 2005, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Cunningham was $125,996 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").


Trustee Ownership of Shares of the Funds

     None of the Trustees of the Fund beneficially owned any shares of the funds as December 31, 2005. The following table provides a dollar range indicating each Trustee's aggregate beneficial ownership of shares of all funds in the John Hancock Fund Complex overseen by the Trustee as of December 31, 2005.

------------------------------ -------------------------------------
Name of Trustee                 Aggregate Dollar Range of Holdings
                                in Funds of the Fund Complex
                                Overseen by Trustee
------------------------------ -------------------------------------
Independent Trustees
------------------------------ -------------------------------------
Charles L. Bardelis                      $100,001 or more

------------------------------ -------------------------------------
Peter S. Burgess                                --

------------------------------ -------------------------------------
Elizabeth Cook                                  --

------------------------------ -------------------------------------
William H. Cunningham                  $10,001- 50,000 (1)

------------------------------ -------------------------------------
Charles L. Ladner                        $100,001 or more

------------------------------ -------------------------------------
Hassell H. McClellan                            --

------------------------------ -------------------------------------
James M. Oates                           $100,001 or more

------------------------------ -------------------------------------
Interested Trustee                              --

------------------------------ -------------------------------------
James Boyle                                     --
-------------------------------------- -------------------------------------
(1) The Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2005, the "Aggregate Dollar Range of Holdings in Funds of the Fund Complex Overseen by Trustee" would be over $100,000 for Mr. Cunningham.

SHAREHOLDERS OF THE FUND

     As of December 31, 2005, all the Class 1 shares were held by John Hancock Life Insurance Company (U.S.A.) (JHLICO U.S.A.") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company of New York ("JHLICO New York") (formerly, The Manufacturers Life Insurance Company of New York) on behalf of certain of their separate accounts that are used to fund group annuity contracts issued to qualified retirement plans and that are not registered under the 1940 Act in reliance on the exception provided by Section 3(c)(11) of that Act. As of December 31, 2005, all the Class NAV shares were held by the five Lifestyle Portfolios of the Fund. Other than as described above, no shareholder owned beneficially more than 5% of any class of shares of any fund.

     JHLICO U.S.A. is a stock life insurance company originally organized under the laws of Pennsylvania and redomesticated under the laws of Michigan. Its principal address is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York. Its principal address is 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of JHLICO (U.S.A.) and JHLICO New York is a wholly-owned subsidiary of The Manufacturers Life Insurance Company
("Manulife"), a Canadian stock life insurance company. Manulife Financial Corporation ("MFC") is the holding company of Manulife and its subsidiaries. The principal offices of Manulife Financial are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     As of December 31, 2005, the Trustees and officers of the Fund, in the aggregate, beneficially owned less than 1% of the outstanding shares of each class of shares of each fund.

INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES

The Advisory Agreement

     The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent. Subject to the general supervision of the Trustees, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the funds. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each fund and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees of the Fund. The Adviser may elect directly to manage the investment and reinvestment of the assets of the funds, subject to the approval of the Trustees. In directly managing the assets of a fund, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.

     The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the Fund, the Adviser or any of their affiliates); expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

     As compensation for its services, the Adviser receives a fee from the Fund computed separately for each fund. The fee for each fund is determined as an annual percentage of the current value of the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and in most cases the net assets of one or more other portfolios (or portions thereof), but in each case only for the period during which the subadviser to the fund also serves as the subadviser to the other portfolio(s) (or portions thereof). The fee for each fund is based on the applicable annual rate for the fund which for each day is equal to the (i) the sum of the amounts determined by applying the annual percentage rates for the fund to the applicable portions of aggregate net assets divided by (ii) aggregate net assets (the "Applicable Annual Fee Rate"). The fee for each fund is accrued and paid daily to the Adviser for each calendar day. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the fund. The management fees each fund currently is obligated to pay the Adviser are as set forth in the Prospectus.

     From time to time, the Adviser may reduce its fee or make other arrangements to limit a fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund's annual expenses fall below this limit.

     Securities held by a fund may also be held by other funds or investment advisory clients for which the Adviser, a subadviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or subadviser for a fund or for other funds or clients for which the Adviser or subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or subadviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a shareholder of the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from: (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties; (ii) reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement; or (iii) a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act).

     Under the Advisory Agreement, the Fund or any fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect as the Fund or the particular fund. If the Advisory Agreement is no longer in effect, the Fund or the particular fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, John Hancock Life Insurance Company, an affiliate of the Adviser, may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Adviser or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof is the investment adviser.

     The Advisory Agreement and Distribution Agreement (discussed below) were approved by all of the Trustees. The Advisory Agreement and Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both by (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of a Fund, and each will terminate automatically if it is assigned.

The Subadvisory Agreements

     Duties of the Subadvisers. Under the terms of each of the current subadvisory agreements, (collectively "Subadvisory Agreements"), the Subadviser manages the investment and reinvestment of the assets of the assigned funds, subject to the supervision of the Fund's Board of Trustees and the Adviser. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in the Prospectus. Each Subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Trustees of the Fund with respect to the implementation of such programs. Each Subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including recordkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned funds.

     Subadvisory Fees. As compensation for their services, the Subadvisers receive fees from the Adviser computed separately for each fund. In respect of the two subadvisory consulting agreements, the subadvisory fees are paid by the Subadviser to the entity providing the consulting services as described below. The fee for each fund is determined as an annual percentage of the current value of the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and in most cases the net assets of one or more other portfolios (or portions thereof), but in each case only for the period during which the subadviser to the fund also serves as the subadviser to the other portfolio(s) (or portions thereof). The fee for each fund is based on the applicable annual rate for the fund which for each day is equal to (i) the sum of the amounts determined by applying the annual percentage rates for the fund to the applicable portions of aggregate net assets divided by (ii) aggregate net assets (the "Applicable Annual Fee Rate"). The fee for each fund is accrued daily and paid monthly to the subadviser. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the fund.

Additional Information Applicable To Subadvisory Agreements

     Term of Each Subadvisory Agreement. Each Subadvisory Agreement will initially continue in effect as to a fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that fund) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of the Fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.

     Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve such continuance, even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other fund affected by the Agreement or
(b) all of the funds of the Fund.

     Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of any fund fail to approve any continuance of any Subadvisory Agreement, the party may continue to act as investment subadviser with respect to such fund pending the required approval of the continuance of such Agreement or a new agreement with either that party or a different subadviser, or other definitive action.

     Termination of the Agreements. The Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the Agreements, and also to the Fund. The following parties may terminate the agreements:

     - the Board of Trustees of the Fund;

     - with respect to any fund, a majority of the outstanding voting securities of such fund;

     - the Adviser; and

     - the respective Subadviser.

     The  Agreements  will  automatically   terminate  in  the  event  of  their
assignment.

     Amendments to the Agreements. The Subadvisory Agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (except as noted below) and by the vote of a majority of the Board of Trustees of the Fund who are not interested persons of the Fund, the Adviser or the applicable Subadviser.

     The required shareholder approval of any amendment shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other fund affected by the amendment or (b) all the funds of the Fund.

     As noted under "Subadvisory Arrangements" in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.

Approval of Advisory and Subadvisory Agreements By The Board Of Trustees

     The Board of Trustees of the Fund, including at least a majority of the Independent Trustees, have approved the Advisory Agreement and each of the Subadvisory Agreements. In connection with the approval of each of these agreements, the Board considered numerous factors, including:

     (i) the nature, quality and scope of the services provided by the Adviser or the Subadviser;

    (ii) performance information regarding the funds advised by the Adviser or Subadviser;

   (iii) performance information regarding the funds advised by the Adviser or Subadviser relative to funds with similar objectives and policies;

    (iv) the cost and expected profitability to the Adviser of providing portfolio management services to the funds; and

     (v) the proposed advisory fee and subadvisory fee (including breakpoints) for each fund in relation to the fees of other comparable portfolios.

     At each meeting approving the Advisory Agreement or any of the Subadvisory Agreements, the Board was provided with an analysis of its fiduciary obligations and had the assistance of independent legal counsel.

OTHER SERVICES

Proxy Voting Policies

The Fund's proxy voting policies and procedures (the "Fund's Procedures") delegate to the subadviser of each Fund portfolio the responsibility to vote all proxies relating to securities held by that portfolio in accordance with the subadviser's proxy voting policies and procedures. A subadviser has a duty to vote such proxies in the best interests of the portfolio and its shareholders. Complete descriptions of the Fund's Procedures and the proxy voting procedures of the subadviser for the Lifestyle Portfolios are set forth in Appendix D to this Statement of Additional Information.

It is possible that conflicts of interest could arise for a subadviser when voting proxies. Such conflicts could arise, for example, when the subadviser or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the Fund, its investment adviser or principal underwriter or any of their affiliates has an interest in the vote.

In the event a subadviser becomes aware of a material conflict of interest, the Fund's Procedures generally require the subadviser to follow any conflicts procedures that may be included in the subadvisers proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:

     (a) voting pursuant to the recommendation of a third party voting service;

     (b) voting pursuant to pre-determined voting guidelines; or

     (c) referring voting to a special compliance or oversight committee.

The specific conflicts procedures of each subadviser are set forth in its proxy voting procedures included in Appendix D of this SAI. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.

Although subadvisers have a duty to vote all proxies on behalf of the portfolios they subadvise, it is possible that a subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the portfolio to vote the proxies. A subadviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the portfolio would lose security lending income if the securities were recalled.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC's website at http://www.sec.gov.


DISTRIBUTION AGREEMENTS

     The Fund has a Distribution  Agreement with John Hancock Funds,  LLC ("John

Hancock Funds" or the "Distributor"). Under the agreement John Hancock Funds is obligated to use its best efforts to sell shares of the Fund. Shares of each fund are also sold by selected broker-dealers, banks and registered investment advisors ("Selling Firms") that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any.

     Because the funds have not completed a full year of operations as of the date of this Statement of Additional Information, no information regarding underwriting commissions is included.

     The Fund's Trustees adopted Distribution Plans with respect to each class of shares (other than Class NAV) pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). Under the 12b-1 Plans, the funds will pay distribution and service fees at an aggregate annual rate of up to 0.75% for Class R shares, 0.50% for Class R1 shares, 0.25% for Class R2 shares, 0.50% for Class R3 shares, 0.25% for Class R4 shares and 0.00% for Class R5 shares of the fund's average daily net assets attributable to shares of the respective class of shares. However, the service fees will not exceed 0.25% of the fund's average daily net assets attributable to each class of shares. The distribution fees under the 12b-1 Plans will be paid to John Hancock Funds. As the Distributor, John Hancock Funds may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the particular class, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of John Hancock Funds) that are engaged in or support the sale of Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service fees under the 12b-1 Plans may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders.

     The 12b-1 Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on the 12b-1 Plans.

     Pursuant to the 12b-1 Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the 12b-1 Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

     The 12b-1 Plans provide that they will continue in effect only so long as each 12b-1 Plan's continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The 12b-1 Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds. The 12b-1 Plans further provide that they may not be amended to increase materially the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the fund which has voting rights with respect to that 12b-1 Plan. Each 12b-1 Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares have exclusive voting rights with respect to the 12b-1 Plan applicable to their respective class of shares. In adopting the 12b-1 Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the 12b-1 Plans will benefit the holders of the applicable class of shares of each fund.

     Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class R5 shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under the Plan for any other class of shares.

     Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other mutual funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

     The 12b-1 plans recognize that the Adviser may use its management fee revenue under the Advisory Agreement with the Fund as well as its past profits or other resources from any source to make payments with respect to expenses incurred in connection with the distribution of shares of the Fund. To the extent that the payment of management fees by the Fund to the Adviser should be deemed to be the indirect financing of any activity primarily intended to result in the sale of shares of a class within the meaning of Rule 12b-1, such payments are deemed to be authorized by the 12b-1 Plans.

     The Fund has also adopted a separate Service Plan with respect to each of its Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the "Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the funds a service fee of up to a specified percentage of the funds' average daily net assets attributable to the applicable class of shares held by such plan participants. The percentages are 0.25% for Class R, 0.25% for Class R1, 0.25% for Class R2, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares. The services may include (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns the applicable class of shares; (c) processing orders to purchase, redeem and exchange the applicable class of shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds;
(d) addressing plan participant questions regarding their accounts and the funds; and (e) other services related to servicing such retirement plans.

Subadviser Marketing Support

Subadvisers of funds of the Fund, which are also subadvisers of corresponding portfolios of John Hancock Trust, may from time to time provide marketing support for insurance products that offer the Fund or John Hancock Trust as an underlying investment vehicle ("John Hancock Insurance Products") through a variety of methods such as (a) permitting employees of the subadviser, including portfolio managers, to attend meetings with John Hancock and other sales personnel with the subadviser offsetting a portion of the cost of such meetings and (b) offsetting travel and other expenses of the subadviser's wholesalers that support John Hancock Insurance Products. All such subadviser marketing support is voluntary and not all subadvisers provide such support. Certain of the subadvisers also manage proprietary mutual funds that are used as investment options by John Hancock pension products and such marketing support also relates to these pension products. Subadviser marketing support payments are not a factor that the Adviser considers when selecting or terminating subadvisers for the funds

SALES COMPENSATION

As part of its business strategy, the Fund, along with John Hancock Funds, pays compensation to Selling Firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

     The primary sources of Selling Firm compensation payments for sales of shares of the Fund are (1) the 12b-1 fees that are applicable to the class of shares being sold and that are paid out of a fund's assets and (2), in the case of certain share classes, sales charges paid by investors. The 12b-1 fees are detailed in the Prospectus and under "Distribution Agreements" in this Statement of Additional Information. The portions of these expenses that are paid to Selling Firms are shown on the next page.

     Annual Compensation For Class R shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.75% of its average daily net assets. For Classes R1 and R3 shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.50% of its average daily net assets. For Classes R2 and R4 shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.25% of its average daily net assets. See the table below for the "Selling Firm receives 12b-1 fees".

     Selling Firms receive distribution fees if, for the preceding quarter, (1) their clients/shareholders have invested combined average daily net assets of no less than $1,000,000 in eligible (aged) assets; or (2) an individual registered representative of the Selling Firm has no less than $250,000 in eligible (aged) assets. The reason for these criteria is to save the Fund the expense of paying out de minimus amounts. As a result, if a Selling Firm does not meet one of the criteria noted above, the money for that firm's fees remains in the Fund.

     Additional Compensation John Hancock Funds, at its expense, and without additional cost to any fund or its shareholders, may provide significant additional compensation to a Selling Firm in connection with its promotion of a fund or sale of shares of a fund. John Hancock Funds may make payments to Selling Firms for marketing support and/or shareholder administrative services. These market support payments may include financial assistance to Selling Firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more funds, and other Selling Firm-sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a Selling Firm's registered representatives and other employees in group meetings. Non-cash compensation may also take the form of occasional gifts, meals, tickets or other entertainment as limited by NASD requirements. Payments may also include amounts for sub-administration and other services for shareholders whose shares are held of record in omnibus or other group accounts. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency such as the NASD. John Hancock Funds compensates Selling Firms differently depending upon, among other factors, the level and/or type of marketing support provided by the Selling Firm. The level of payments made to a Selling Firm in any given year will vary and may be substantial. These payments may provide an incentive to a Selling Firm to actively promote the funds or cooperate with John Hancock Funds' promotional efforts. Depending on the arrangements in place at any particular time, Selling Firms may have a financial incentive to recommend a particular fund or a share class. You should ask your Selling Firm for more information about any services it provides, as well as about fees, commissions and/or marketing support payments.

              First Year Broker or Other Selling Firm Compensation

                                   Investor pays
                                   sales charge       Selling Firm          Selling Firm
                                   (% of offering     receives              receives 12b-1     Total Selling Firm
Class R investments                price)             commission            fees (1)           compensation (2)(3)

Class R investments

All amounts                        0.00%              0.00%                 0.75%              0.75%

Class R1 investments

All amounts                        0.00%              0.00%                 0.50%              0.50%

Class R2 investments

All amounts                        0.00%              0.00%                 0.25%              0.25%

Class R3 investments

All amounts                        0.00%              0.00%                 0.50%              0.50%

Class R4 investments

All amounts                        0.00%              0.00%                 0.25%              0.25%



                                       42

Class R5 investments

All amounts                        0.00%              0.00%                 0.00%              0.00%

(1) For purchases of Class R, Class R1, Class R2, Class R3 and Class R4, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee paid quarterly in arrears. See "Distribution Contracts" for description of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 Service Plan charges and payments.

(2) Selling  Firm  commission  and 12b-1 fee  percentages  are  calculated  from
different  amounts,   and  therefore  may  not  equal  the  total  Selling  Firm compensation percentages if combined using simple addition.

(3) Underwriter retains the balance.

NET ASSET VALUE

     For purposes of calculating the net asset value ("NAV") of a fund's shares, the following procedures are utilized wherever applicable.

     Except for the types of securities described below, securities held by the portfolios will be valued as follows:

     - Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices.

     - Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the New York Stock Exchange.

     - Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.

     - Shares of the underlying funds held by the Lifestyle Portfolios are valued at their net asset value as described in the Prospectus under "Valuation of Shares".

     Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.

     Debt Instruments with Remaining Maturities of 60 Days or less. Debt instruments with a remaining maturity of 60 days or less held by each of the funds, will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation). After the initial valuation, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

ELIGIBLE INVESTORS FOR CLASS R, R1, R2, R3, R4 AND R5 SHARES

     Class R, R1, R2, R3, R4 and R5 shares are available only to qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the "Code")("529 plans") distributed by John Hancock or one of its affiliates and retirement plans ("Retirement Plans") including pension, profit-sharing and other plans ("Plans") qualified under Section 401(a) or described in Sections 403(b) or 457 of the Code, and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts except for Rollover IRA accounts for participants whose plans are invested in John Hancock Class R shares funds. Retirement Plans do not include retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.

SPECIAL REDEMPTIONS

     Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.


ADDITIONAL SERVICES AND PROGRAMS

     Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class at the time of the exchange. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

     Exchanges between funds are based on their respective net asset values. No sales charge is imposed if a sales charge has not previously been paid on those shares.

     The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before a shareholder is permitted a new exchange.

     An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal income tax purposes. An exchange may result in a taxable gain or loss. See "Additional Information Concerning Taxes" below.

     Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

     Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

     The investments will be drawn on or about the day of the month indicated.

     The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.

     The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

     Shares of the funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The funds will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying fund shares. This fee is paid by the Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor).

DESCRIPTION OF FUND SHARES

     The Trustees of the Fund are responsible for the management and supervision of each fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series or funds and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of 80 series. Additional series may be added in the future. The Trustees have also authorized the issuance of 14 classes of shares of each fund, designated as Class A, Class B, Class C, Class NAV, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class I, Class 1, Class 3 and Class 5. Not all funds will issue all classes of shares. Additional classes of shares may be authorized in the future.

     The shares of each class of a fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

     Dividends paid by a fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class, and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

     In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

     Unless otherwise required by the 1940 Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of a fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no fund of the Fund shall be liable for the liabilities of any other fund. Furthermore, no fund included in the Prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which a fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

     The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds II does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

     Shares of a fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.

ADDITIONAL INFORMATION CONCERNING TAXES

     The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

     The Fund believes that each fund will qualify as a regulated investment company under Subchapter M of the Code. If any fund of the Fund does not qualify as a regulated investment company, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, each fund will not be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

     A fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by a fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

     To qualify as a regulated investment company for income tax purposes, a fund must derive at least 90 percent of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership. On December 16, 2005, the Internal Revenue Service issued a revenue ruling that would cause certain income from commodities-linked derivatives in which certain funds invest to not be considered qualifying income after June 20, 2006 for purposes of the 90 percent test. This ruling limits the extent to which a fund may receive income from such commodity-linked derivatives after June 20, 2006 to a maximum of 10% of its annual gross income. It is currently unclear which types of commodity-linked derivatives are affected by the revenue ruling.

     If a fund (other than a fund treated as a partnership) failed to qualify as a regulated investment company, the fund would incur regular corporate income tax on the taxable income for that year and be subject to certain distribution requirements upon requalification. Further distributions of income by the fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the fund. Compliance with the 90 percent test is carefully monitored by the Adviser and the Subadvisers and it is intended that the funds will comply with the requirements for qualification as regulated investment companies.

     The Internal Revenue Code was amended in 2004 to allow regulated investment companies to invest up to 25 percent of their assets in "qualified publicly traded partnerships" and to provide that the net income allocated to a regulated investment company investing in such partnerships would be qualifying income for purposes of the 90 percent gross income test. In order to maintain its status as regulated investment company, a fund must have a deduction for dividends paid during its taxable year at least equal to 90 percent of its investment company taxable income for such year. Additionally, a regulated investment company is subject each calendar year to a nondeductible 4 percent excise tax on its underdistribution of dividends to the extent that it fails to distribute the sum of 98 percent of its ordinary income for such calendar year, plus 98 percent of its capital gain net income for the 1-year period on October 31 of such calendar year, plus 100 percent of any prior year's shortfall. A fund investing in publicly traded partnerships might be required to recognize in its taxable year income in excess of its distributions from such publicly traded partnerships and its proceeds from dispositions of partnership interest during that year. Such income, even if not reported to the fund by the publicly treaded partnerships until after the end of that year, would nevertheless be subject to the distributions requirements and would be taken into account for purposes of the 4 percent excise tax.

     To qualify as a regulated investment company, a fund must also satisfy certain requirements with respect to the diversification of its assets. A fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the fund's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses or of the securities of one or more qualified publicly trade partnerships.

     A fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a fund, such fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

     Certain of the funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see "Investment Policies -- Hedging And Other Strategic Transactions"). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a fund and defer recognition of certain of the fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and
(2) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

     Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a fund purchases shares in a "passive foreign investment company" (a "PFIC"), the fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, a fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

     Additional Tax Considerations. As previously indicated, if a fund failed to qualify as a regulated investment company, the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

PORTFOLIO BROKERAGE

     Pursuant to the Subadvisory Agreements, the Subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Fund. The Subadvisers have no formula for the distribution of the Fund's brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for each fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

     Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

     Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the Subadvisers will give consideration to a number of factors, including:

     - price, dealer spread or commission, if any;

     - the reliability, integrity and financial condition of the broker-dealer;

     - size of the transaction;

     - difficulty of execution;

     - brokerage and research services provided; and

     - confidentiality and anonymity.

     Consideration of these factors by a Subadviser, either in terms of a particular transaction or the Subadviser's overall responsibilities with respect to the Fund and any other accounts managed by the Subadviser, could result in the applicable fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

     Soft Dollar Considerations. In selecting brokers and dealers, the Subadvisers will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the Subadviser. In placing a purchase or sale order, a Subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the Subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to the Fund and any other accounts managed by the Subadviser. In addition to statistical, quotation, brokerage or valuation services, a Subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the Subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Fund brokerage. The portion not attributable to research will be paid by the Subadviser.

     Subadvisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Subadviser in advising various of its clients (including the funds), although not all of these services are necessarily useful and of value in managing the funds. The management fee paid by a fund is not reduced because a Subadviser and its affiliates receive such services.

     As noted above, a Subadviser may purchase new issues of securities for the fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Subadviser with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the fund, other Sub-adviser clients, and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     Brokerage and research services provided by brokers and dealers may include advice, either directly or through publications or writings, as to:

     - the value of securities,

     - the advisability of purchasing or selling securities,

     - the availability of securities or purchasers or sellers of securities, and

     - analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and (e) portfolio strategy.

     Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analyst. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Subadviser by or through a broker.

     To the extent research services are used by the Subadvisers, such services would tend to reduce such party's expenses. However, the Subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the Subadvisers from brokers or dealers executing transactions for funds of the Fund, which may not be used in connection with a fund, will also be available for the benefit of other funds managed by the Subadvisers.

     Allocation of Trades by the Subadvisers. The Subadvisers manage a number of accounts other than the funds of the Fund. Although investment determinations for the funds will be made by the Subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the funds by the Subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the funds and other accounts. In such circumstances, the Subadvisers may determine that orders for the purchase or sale of the same security for the funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Subadvisers to be equitable and in the best interests of the funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will over time produce better overall results for the Fund.

     Affiliated Underwriting Transactions by the Subadvisers. The Fund, on behalf of the funds, has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the Subadvisers participate. These procedures prohibit a fund from directly or indirectly benefiting a Subadviser affiliate in connection with such underwritings. In addition, for underwritings where a Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase.

TRANSFER AGENT SERVICES

     John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, a wholly-owned indirect subsidiary of MFC, is the transfer and dividend paying agent for certain share classes of the Fund. For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund. For such shareholders, Signature Services does not charge its account fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

__________________________, independent registered public accounting firm, has been appointed as independent registered public accountants for the Fund. __________________________ has offices at __________________________.

REPORTS TO SHAREHOLDERS

     The financial statements of the Fund at February 28, 2006 are incorporated herein by reference from the Fund's most recent Semi-Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the Investment Company Act of 1940.

CUSTODY OF PORTFOLIO SECURITIES

     State Street Bank and Trust Company, ("State Street") 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the Fund's assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

CODES OF ETHICS

     The Fund, the Adviser, the Distributor and subadviser to the funds have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by the Fund.

                       APPENDIX A - Debt Security Ratings

Standard & Poor's Ratings Group ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."

Bonds:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC    Bonds  rated  BB,  B, CCC and CC are  regarded,  on  balance,  as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Investors Service, Inc. ("Moody's")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca             Bonds  which  are  rated  Ca  represent   obligations  which  are
               speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         APPENDIX B - Policy Regarding Disclosure of Portfolio Holdings


                                                         ADOPTED AUGUST 23, 2005
                              JOHN HANCOCK FUNDS II
                             JOHN HANCOCK FUNDS III

                POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of John Hancock Funds II and John Hancock Funds III (individually, the "Trust" and collectively, the "Trusts") to provide Nonpublic Information regarding portfolio holdings of the Trusts to Nonaffiliated Persons of the Trusts only in the limited circumstances noted below. It is also the policy of the Trusts only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons, on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trusts consider Nonpublic Information regarding portfolio holdings of the Trusts to be confidential and the intent of this policy is to guard against selective disclosure of such information in a manner that would not be in the best interests of shareholders of the Trusts.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the prospectuses of the Trusts or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are persons affiliated with: (a) the Trusts, (b) the Trusts' investment adviser or principal underwriter or any affiliate of either entity, (c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser, (e) the Trusts' custodian and (f) the Trusts' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

DISCLOSURE OF PORTFOLIO HOLDINGS TO NONAFFILIATED PERSONS

Subject to the pre-approval of the Trusts' Chief Compliance Officer, the Trusts or their adviser or principal underwriter or any of their subadvisers (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

1. RATING ORGANIZATIONS

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

2. VESTEK (THOMPSON FINANCIAL)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

3. PROXY VOTING SERVICES

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

4. COMPUTER SOFTWARE

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

5. COURTS AND REGULATORS

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the Trust's adviser or principal underwriter, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

6. INSTITUTIONAL TRADERS

Nonpublic Information regarding Trust portfolio holdings (for example, aggregated lists of all fixed income holdings - names only) may be provided to institutional traders to assist in research and trade execution if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

7. OTHER PERSONS

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

DISCLOSURE OF PORTFOLIO HOLDINGS TO AFFILIATED PERSONS

The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider:
(a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

RECEIPT OF COMPENSATION

Neither the Trust, the Trust's Adviser, the Trust's subadvisers nor any of their affiliates may receive compensation or other consideration in connection with the release to any person of Nonpublic Information regarding Trust portfolio holdings. Neither the Trust, the Trust's Adviser, the Trust's subadvisers nor any of their affiliates will release Nonpublic Informatiion to any person if such entity has knowledge that such person has received, is receiving or will receive compensation or other consideration in connection with the release of Nonpublic Information regarding Trust portfolio holdings.

RESOLUTION OF CONFLICTS OF INTEREST

If the Trust or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Trust shareholders.

POSTING OF TRUST PORTFOLIO HOLDINGS ON A WEBSITE

If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);

2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and

3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

CHANGES TO POLICY

Any material changes to this policy must be approved by the Trusts' Board of Trustees.

REPORTS TO THE TRUST'S BOARD OF TRUSTEES

The CCO shall report any material issues that may arise under this policy to the Trusts' Board of Trustees no later than the Board meeting following the arising of the issue.

APPLICABILITY OF POLICY TO THE TRUSTS' ADVISER AND SUBADVISERS

This policy shall apply to the Trusts' Adviser and each of its subadvisers.

APPENDIX A TO POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

I. Employees* of John Hancock Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trusts, the Trusts' investment adviser, John Hancock Investment Management Services LLC or the Trusts' principal underwriter, John Hancock Distributors LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to either of the Trust.

III. Employees* of the Trusts' custodian who provide services to either of the Trust.

IV. Employees* and partners of the Trusts' certified public accounting firm who provide services to either of the Trust.

* Includes temporary employees




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

                   APPENDIX C - Portfolio Manager Information

                MFC Global Investment Management (U.S.A.) Limited
                                 ("MFC Global")
                  Lifestyle Portfolios - John Hancock Funds II


Portfolio Managers. The Portfolio Managers of the portfolios are as follows:

Lifestyle Funds II:  Steve Orlich

Other Accounts Managed.

------------------- ----------------------- --------------------------------------------------------------------------
 Portfolio Manager          Fund(s)                     Other Accounts Managed by the Portfolio Manager*
      Name(s)                                                       (as of December 31, 2005)

------------------- ----------------------- --------------------------------------------------------------------------
Steve Orlich                                Other Registered Investment Companies:  Ten (10) funds with total assets of approximately  $28.5 billion.

                    Lifestyle Portfolios    Other Pooled Investment Vehicles: None
                    -John Hancock Funds II
                                            Other Accounts:  Seventeen (17) accounts with total assets of approximately $2.4 billion.
------------------- ----------------------- --------------------------------------------------------------------------

*None of the accounts have performance based fees.

Potential Conflicts of Interest. Portfolio managers at MFC Global may manage numerous portfolios or accounts and as a result, actual or apparent conflicts of interest may arise.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MFC Global does not track the time a portfolio manager spends on a single portfolio, however, MFC Global will regularly assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. MFC Global seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.

Conflicts of interest may also arise when allocating and/or aggregating trades. Although a portfolio manager will make investment determinations for a portfolio independently from the investment determinations made by them for any other portfolio, investments may be deemed appropriate for more than one portfolio. In such circumstances, MFC Global may determine that orders for the purchase or sale of the same security for more than one portfolio should be combined. In this event, the transactions will be priced and allocated in a manner deemed to be equitable and in the best interests of all portfolios participating in the transaction.

MFC Global has implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts. In addition, MFC Global monitors a variety of other matters, including compliance with a portfolio or account's investment guidelines and compliance with MFC Global's Code of Ethics.

     Structure of Compensation .

MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance-based bonus is based upon the investment performance of all accounts managed by the portfolio manager over a one-year period. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). The amount of the performance based bonus and participation in equity ownership also reflects the seniority and role of each portfolio manager. MFC Global seeks to ensure retention of portfolio managers through competitive


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

compensation that rewards both individual and team performance. In order to be competitive in the industry, the overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys.



To ensure ongoing competitiveness, total compensation for investment professionals is compared to external asset management organizations on an annual basis, as a minimum; any adjustments to base pay or annual incentive design are made at that time.

Base salary under Asset Management Compensation structure is determined by grade levels / function.

Annual Incentive Plan (AIP) bonus targets range from 10% to 80% of base salary determined by function, grade level and competitive practice, and can reach a maximum of 250% of bonus target depending on company, divisional, individual and portfolio performance.


Stock Option Plan is available for Vice Presidents and above. Restricted Share Unit Grants are available for Assistant Vice Presidents, Vice Presidents and above. Grants issued are dependent upon an individual's long term performance, retention risk, future potential and market conditions.

Ownership of Trust Shares. None of the portfolio managers own shares of any of the portfolios they manage.


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

                       APPENDIX D - Proxy Voting Policies

                     [MFC GLOBAL INVESTMENT MANAGEMENT LOGO]

                        MFC GLOBAL INVESTMENT MANAGEMENT
                                (U.S.A.) LIMITED

                               PROXY VOTING POLICY



                               ISSUED: AUGUST 2003

PROXY VOTING POLICY

MFC Global Investment Management (U.S.A.) Limited ("MFC-GIM(USA)") manages money on behalf of, or provide investment advice to, clients.

Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of these funds that any person, familiar with the matters, would exercise under similar circumstances in managing the property of another person.

In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time ("Advisers Act") and any other law which governs the exercise of voting rights by an investment adviser.

A proxy is a shareholder's right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to us to vote proxies on their behalf.) The right to vote is an asset, as a company's shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.

FIDUCIARY DUTY GUIDELINE REQUIREMENTS

When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of proxies and any supporting documentation for non-routine issues. As an investment management company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.

OUR POLICY

A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the portfolio manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See "Proxy Committee" and "Proxy Service" below.

When voting proxies, the following standards apply:

- The  Portfolio  Manager will vote based on what they believe to be in the best
interest  of  the  client  and  in  accordance  with  the  client's   investment
guidelines.

- Each voting decision should be made independently. The portfolio manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services ("ISS") (see "Proxy Service" below),

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

PROXY VOTING POLICY

whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decisions as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time See "Proxy Committees" below.

- Investment guidelines/contracts should outline how voting matters will be treated, and clients should be otherwise notified of voting procedures from time to time in accordance with any applicable legislative requirements.

- The quality of a company's management is a key consideration factor in the Portfolio Manager's investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company's management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

- As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client's preferences and the Conflict Procedures set out below.

We will reasonably consider specific voting instruction requests made to us by clients.

PROXY SERVICES

Each portfolio manager is responsible for the voting of securities in the portfolio managed by them. In order to assist in voting securities, MFC-GIM
(USA) may from time to time delegate certain proxy advisory and voting services to a third party proxy service provider.

MFC-GIM (USA) has currently delegated administrative duties has delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each portfolio manager may rely on ISS's research and recommendations in casting votes, each portfolio manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See "Proxy Committees" below.

MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.

PROXY COMMITTEES

MFC-GIM (USA) may determine to form a committee (a "Proxy Committee") to review from time to time proxy voting issues which arise generally or with respect to a specific vote.

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PROXY VOTING POLICY

In such cases, the head of the Equities Desk or the head of the Fixed Income Desk may appoint one or more persons as a Proxy Committee to review certain issues. One or more of such committees may be created on a permanent or temporary basis from time to time.

The desk head creating such committee will set the terms of reference and the procedures under which the committee will operate from time to time. The desk head shall ensure that adequate records of the committee's deliberations and recommendations are kept in accordance with this Policy and applicable law, if any. See "Documentation and Client Notification Requirements" below.

CONFLICTS PROCEDURES

MFC-GIM (USA) is required to monitor and resolve possible material conflicts between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM
(USA) is affiliated with both Manulife Financial Corporation ("MFC") and The Manufacturers Life Insurance Company ("MLI"). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.

Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the appropriate desk head as well as the Legal and Compliance department. If it is determined that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.

In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a conflict issue shall appoint a member of the Legal and Compliance Team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee's deliberations, but shall not be entitled to vote as a member of the Committee.

The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable, however, generally, the following guidelines shall apply:

(i) if the matter involves MFC or MLI directly, MFC-GIM(USA) shall abstain from voting;

(ii) if the matter involves another issuer, or if a client has previously provided instructions that MFC-GIM (USA) may not abstain from voting, the Committee shall determine a voting recommendation.

(iii) The Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.

Documentation and Client Notification Requirements

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PROXY VOTING POLICY

The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for each portfolio that held the security.

These should include all records required by applicable law from time to time, such as

(i) proxy voting procedures and policies, and all amendments thereto;

(ii) all proxy statements received regarding client securities;

(iii) a record of all votes cast on behalf of clients;

(iv) records of all client requests for proxy voting information;

(v) any documents prepared by the portfolio manager or a Proxy Committee that were material to making a decision how to vote or that memorialized the basis for the decision;

(vi) all records relating to requests made to clients regarding conflicts of interest in voting; and

(vii) any other material required by law to be kept from time to time, shall be retained by MFC-GIM(USA) or shall be accessible from an appropriate service provider or other source.

MFC-GIM(USA) shall describe to clients, or provide a copy of, it's proxy voting policies and procedures and shall also advise clients how they may obtain information on how securities were voted in their portfolio.

                          5 of 5 Version November 2002

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